UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Arizona Municipal Income Fund

Class A ETAZX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ETAZX-TSR-SAR

Eaton Vance Arizona Municipal Income Fund

Class C ECAZX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ECAZX-TSR-SAR

Eaton Vance Arizona Municipal Income Fund

Class I EIAZX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EIAZX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class A ETCTX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ETCTX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class C ECCTX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ECCTX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class I EICTX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EICTX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class A ETMNX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ETMNX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class C ECMNX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ECMNX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class I EIMNX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EIMNX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class A EMOAX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EMOAX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class C EMOCX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EMOCX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class I EMOIX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EMOIX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class A ETNJX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ETNJX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class C ECNJX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ECNJX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class I EINJX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EINJX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class A ETPAX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ETPAX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class C ECPAX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

ECPAX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class I EIPAX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EIPAX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipals Trust
Semi-Annual Financial Statements and
Additional Information
January 31, 2026

Arizona    •     Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2026
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Education — 12.2%
Arizona Industrial Development Authority, (Academies of Math & Science):
4.875% to 7/1/35 (Put Date), 7/1/60(1)	$250	$ 248,701
5.00%, 7/1/39(1)	250	251,826
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,465	1,467,509
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	120	123,337
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	48,663
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	550	525,766
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	217,088
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/40	2,285	2,642,491
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	860	799,007
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	457,723
4.25%, 7/1/44	490	439,047
Northern Arizona University, 5.00%, 6/1/38	1,000	1,004,343
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	476,149
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	940,801
University of Arizona:
4.00%, 8/1/44	1,695	1,630,472
5.00%, 6/1/38	1,500	1,507,210
Sustainability Bonds, 5.00%, 6/1/42	1,000	1,036,504
		$ 13,816,637
Electric Utilities — 2.9%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,475	$ 1,475,556
Salt River Project Agricultural Improvement and Power District, AZ, 5.25%, 1/1/53	1,720	1,810,563
		$ 3,286,119
General Obligations — 12.8%
Buckeye Elementary School District No. 33, AZ, 5.00%, 7/1/40	$335	$ 374,602
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	750	770,327
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chandler, AZ, 4.00%, 7/1/43	$1,500	$ 1,516,570
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	275	272,560
Glendale, AZ:
5.00%, 7/1/37	610	712,904
5.00%, 7/1/40	175	197,742
5.00%, 7/1/40	585	666,440
5.00%, 7/1/43	380	410,638
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	680	689,821
5.00%, 7/1/38	1,185	1,374,227
Laveen Elementary School District No. 59, AZ:
5.00%, 7/1/42	350	390,925
5.00%, 7/1/44	300	326,545
Litchfield Elementary County Elementary School District No. 79, AZ:
5.00%, 7/1/41(2)	375	421,214
5.00%, 7/1/45(2)	500	538,333
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/42	375	380,130
5.00%, 7/1/41	1,000	1,130,420
5.00%, 7/1/43	2,000	2,185,851
Pendergast Elementary County Elementary School District No. 92, AZ, 5.00%, 7/1/37(2)	400	464,176
Puerto Rico:
0.00%, 7/1/33	750	549,795
5.625%, 7/1/29	1,000	1,062,817
		$ 14,436,037
Hospital — 10.1%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.25%, 1/1/46(3)	$660	$ 660,000
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	1,380	1,199,456
(LOC: TD Bank, N.A.), 3.20%, 2/1/48(3)	670	670,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	460	435,805
4.00%, 1/1/48	2,350	2,090,084
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	423,417
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	839,042
(SPA: Northern Trust Co.), 2.70%, 11/15/52(3)	4,000	4,000,000

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	$1,000	$ 1,084,514
		$ 11,402,318
Housing — 7.0%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45	$800	$ 816,143
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	985	1,030,951
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,005,616
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	420	433,031
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	955	966,900
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	175	175,622
(GNMA), 4.45%, 9/1/44	955	959,780
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	508,442
5.00%, 7/1/44	250	250,151
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	423,692
5.00%, 7/1/37	500	508,319
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	370	372,086
(GNMA), 4.60%, 7/1/49	470	468,376
		$ 7,919,109
Industrial Development Revenue — 6.0%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,500	$ 2,551,645
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	1,000	851,776
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	850,076
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.00% to 6/1/26 (Put Date), 4/1/29	425	425,000
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,042,021
		$ 6,720,518
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$485	$ 492,080
		$ 492,080
Insured - General Obligations — 12.6%
Buckeye Union High School District No. 201, AZ, (AG), 5.00%, 7/1/30	$800	$ 885,310
Cartwright Elementary School District No. 83, AZ, (AG), 5.25%, 7/1/42	1,360	1,477,579
Festival Ranch Community Facilities District, AZ, (AG), 4.50%, 7/15/45	1,000	997,369
Glendale Union High School District No. 205, AZ, (AG), 5.00%, 7/1/43	1,100	1,194,893
Liberty Elementary School District No. 25, AZ, (AG), 4.375%, 7/1/42	325	338,215
Marana Unified School District No. 6, AZ:
(AG), 5.00%, 7/1/41	750	815,947
(AG), 5.00%, 7/1/42	725	780,161
(AG), 5.00%, 7/1/43	765	822,910
Maricopa County School District No. 66, AZ, Roosevelt Elementary, (BAM), 5.00%, 7/1/44	1,000	1,081,102
Osborn Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/42	850	936,718
(BAM), 5.00%, 7/1/44	1,250	1,343,871
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	330	323,715
(BAM), 5.00%, 7/1/43	1,140	1,230,672
Washington Elementary School District No. 6, AZ:
(BAM), 5.00%, 7/1/37	570	654,856
(BAM), 5.00%, 7/1/41	500	554,401
Wilson Elementary School District No. 7, AZ:
(AG), 5.00%, 7/1/38	350	401,131
(AG), 5.00%, 7/1/39	200	227,835
(AG), 5.00%, 7/1/40	200	225,767
		$ 14,292,452
Insured - Hospital — 0.3%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	$400	$ 363,904
		$ 363,904
Insured - Lease Revenue/Certificates of Participation — 0.6%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AG), 4.125%, 6/1/42	$500	$ 504,727

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Higley Unified School District No. 60, AZ, Certificates of Participation: (continued)
(AG), 4.25%, 6/1/47	$155	$ 149,188
		$ 653,915
Insured - Special Tax Revenue — 3.1%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 2,012,855
Pinal County, AZ:
(BAM), 5.00%, 8/1/36	650	759,254
(BAM), 5.00%, 8/1/38	625	714,085
		$ 3,486,194
Insured - Water and Sewer — 0.9%
Goodyear, AZ, Water and Sewer Revenue, (AG), 5.00%, 7/1/43	$950	$ 1,033,799
		$ 1,033,799
Lease Revenue/Certificates of Participation — 0.8%
Queen Creek, AZ:
5.00%, 10/1/44(2)	$400	$ 432,740
5.00%, 10/1/51(2)	475	490,825
		$ 923,565
Other Revenue — 1.3%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,488,177
		$ 1,488,177
Senior Living/Life Care — 2.1%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 595,944
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	150	150,447
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	387,589
4.00%, 12/1/30	500	512,140
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	680,858
		$ 2,326,978
Special Tax Revenue — 10.0%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$275	$ 294,257
5.00%, 9/1/38(1)	200	205,502
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/36	$500	$ 586,101
5.00%, 7/1/37	575	667,892
Bullhead City, AZ, Excise Taxes Revenue:
1.30%, 7/1/28	500	479,204
2.10%, 7/1/36	580	505,238
2.55%, 7/1/46	2,000	1,417,363
4.00%, 7/1/32	275	283,650
4.25%, 7/1/40	800	844,485
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	994,230
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	671,740
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	715	708,301
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	980,425
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,040	1,015,918
5.00%, 8/1/49	1,000	1,045,441
Yuma, AZ, 4.00%, 7/1/44	625	621,394
		$ 11,321,141
Transportation — 4.1%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,505,870
(AMT), 4.00%, 7/1/38	1,000	1,002,612
(AMT), 4.00%, 7/1/44	1,125	1,055,164
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/42	1,000	1,089,796
		$ 4,653,442
Water and Sewer — 7.0%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,504,012
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	990,906
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,927
5.00%, 7/1/39	800	898,837
5.25%, 7/1/47	1,800	1,937,510
Tucson, AZ, Water System Revenue, 5.00%, 7/1/42	1,500	1,668,293
		$ 7,861,485
Total Tax-Exempt Municipal Obligations (identified cost $104,625,567)		$106,477,870

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 533,231
		$ 533,231
Hospital — 1.2%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 3.73%, 1/1/61(4)	$1,400	$ 1,400,000
		$ 1,400,000
Insured - Special Tax Revenue — 0.4%
Pinal County, AZ, (BAM), 5.165%, 8/1/34	$400	$ 420,661
		$ 420,661
Other Revenue — 0.9%
Arizona Industrial Development Authority, (The Reinvestment Fund, Inc.), 4.936%, 10/1/31	$1,000	$ 1,009,850
		$ 1,009,850
Special Tax Revenue — 0.6%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 714,366
		$ 714,366
Total Taxable Municipal Obligations (identified cost $4,150,000)		$ 4,078,108

Short-Term Investments — 3.7%
Money Market Fund — 1.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.03%(5)	1,235,314	$ 1,235,438
Total Money Market Fund (identified cost $1,235,438)		$ 1,235,438

U.S. Treasury Obligations — 2.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26	$2,000	$ 1,999,402
0.00%, 2/17/26	1,000	998,496
Total U.S. Treasury Obligations (identified cost $2,997,589)		$ 2,997,898
Total Short-Term Investments (identified cost $4,233,027)		$ 4,233,336
Total Investments — 101.5% (identified cost $113,008,594)		$114,789,314
Other Assets, Less Liabilities — (1.5)%		$ (1,736,245)
Net Assets — 100.0%		$113,053,069
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $6,982,762 or 6.2% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(5)	The rate shown is the annualized seven-day yield as of January 31, 2026.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 15.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 7.0% to 8.9% of total investments.

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,028,671
Green Bonds, 5.00%, 5/1/37	985	1,008,683
		$ 2,037,354
Education — 22.0%
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/32	$50	$ 57,000
5.00%, 7/1/40	500	559,286
5.00%, 7/1/43	100	108,165
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
2.625%, 7/1/51	675	429,471
4.00%, 7/1/41	175	174,333
4.00%, 7/1/46	145	133,596
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	600,326
5.00%, 7/1/37	375	421,183
5.00%, 7/1/38	250	278,946
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	1,225	1,227,967
4.00%, 7/1/46	170	157,955
Connecticut Health and Educational Facilities Authority, (Fairfield University):
3.25%, 7/1/35	225	224,230
4.00%, 7/1/42	2,090	2,079,149
5.25%, 7/1/47	200	213,129
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	670	700,334
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	1,765	1,765,278
5.00%, 7/1/33	245	282,840
5.00%, 7/1/34	1,380	1,387,932
5.00%, 7/1/35	510	596,039
5.00%, 7/1/36	275	318,812
5.00%, 7/1/48	105	107,075
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,765	1,663,407
5.00%, 7/1/37	810	828,783
5.00%, 7/1/39	2,000	2,189,681
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Sacred Heart University): (continued)
5.00%, 7/1/47	$780	$ 804,971
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	140,393
4.00%, 7/1/30	125	129,937
4.00%, 7/1/33	430	444,450
4.00%, 7/1/34	1,130	1,164,787
4.00%, 7/1/36	560	572,945
Connecticut Health and Educational Facilities Authority, (Trinity College):
4.00%, 6/1/45	150	140,702
5.00%, 6/1/27	75	77,529
5.00%, 6/1/28	75	79,340
5.00%, 6/1/30	100	110,400
5.00%, 6/1/37	75	87,248
5.00%, 6/1/56	2,880	2,970,315
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	828,116
5.00%, 7/1/35	850	866,685
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 2.29%, 7/1/40(1)	3,850	3,850,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,281,557
2.80% to 2/10/26 (Put Date), 7/1/48	2,500	2,500,223
5.00%, 7/1/36(2)	670	802,562
University of Connecticut:
3.00%, 3/15/34	5	4,924
5.00%, 2/15/37	35	37,745
5.50%, 11/15/53	690	747,974
		$ 35,147,720
General Obligations — 24.4%
Beacon Falls, CT:
4.00%, 8/15/35	$195	$ 215,921
4.00%, 8/15/36	250	274,393
4.00%, 8/15/37	250	271,861
4.00%, 8/15/42	250	261,118
4.00%, 8/15/44	200	204,888
4.00%, 8/15/45	55	55,842
Branford, CT, 4.00%, 10/15/41	950	978,875
Cheshire, CT, 2.00%, 7/15/35	25	21,866

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Colchester, CT:
4.00%, 10/15/28	$440	$ 440,655
4.00%, 10/15/45	390	390,155
Connecticut:
3.00%, 8/15/34	150	149,278
4.00%, 1/15/38	825	847,333
4.00%, 6/15/39	200	207,049
5.00%, 4/15/38	375	390,527
5.00%, 11/15/38	290	333,333
5.00%, 5/15/39	400	448,919
5.00%, 8/15/41	1,000	1,132,746
5.00%, 8/15/36	250	295,469
Social Bonds, 2.00%, 6/1/36	20	16,622
Social Bonds, 3.00%, 6/1/37	740	705,130
Social Bonds, 3.00%, 6/1/38	530	495,885
Social Bonds, 3.00%, 1/15/41	30	26,616
Social Bonds, 5.00%, 11/15/42	660	718,608
Cromwell, CT:
4.125%, 4/15/50	1,320	1,341,384
4.25%, 4/15/55	30	30,212
Darien, CT, 4.00%, 4/15/39	550	580,031
East Haddam, CT, 3.00%, 12/1/37	185	180,695
Ellington, CT, 3.00%, 9/15/35	85	84,392
Enfield, CT, 3.00%, 8/1/39	1,015	934,026
Fairfield, CT:
2.00%, 7/1/34	400	358,383
2.00%, 7/1/37	200	165,973
Groton, CT:
Green Bonds, 4.00%, 4/1/40	990	1,011,602
Green Bonds, 4.125%, 4/1/41	1,410	1,439,993
Guilford, CT, 4.00%, 8/1/40	185	195,366
Manchester, CT:
2.00%, 2/1/34	165	148,322
3.25%, 2/1/38	50	49,365
4.00%, 2/1/43	505	513,240
Metropolitan District, CT:
4.00%, 9/1/42	1,000	1,023,319
4.125%, 9/1/43	955	975,983
Montville, CT:
4.00%, 12/15/40	45	47,631
4.00%, 12/15/41	120	125,706
4.00%, 12/15/42	120	123,990
4.00%, 12/15/43	120	122,920
Naugatuck, CT, 5.25%, 10/15/43	50	54,567
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New Canaan, CT:
3.00%, 3/15/44	$1,300	$ 1,109,809
3.00%, 3/15/45	915	764,596
New Haven, CT, 5.50%, 8/1/32	850	908,861
New Milford, CT:
4.00%, 7/15/37	150	161,772
4.00%, 7/15/38	175	187,329
4.00%, 7/15/39	95	100,848
4.00%, 7/15/40	100	105,334
4.00%, 7/15/41	150	156,793
4.00%, 7/15/42	275	284,420
4.00%, 7/15/43	120	122,991
4.125%, 7/15/44	10	10,239
North Branford, CT:
4.00%, 8/1/41	500	521,639
4.00%, 8/1/42	550	569,055
4.125%, 8/1/43	445	459,568
Puerto Rico:
0.00%, 7/1/33	1,050	769,713
4.00%, 7/1/35	500	502,482
5.625%, 7/1/27	553	565,534
5.625%, 7/1/29	1,250	1,328,521
Regional School District No. 4, CT:
4.00%, 8/15/42	275	281,511
4.00%, 8/15/43	300	304,051
4.125%, 8/15/44	20	20,257
4.125%, 8/15/45	40	40,207
South Windsor, CT:
1.375%, 2/1/34	350	293,605
4.00%, 2/1/43	1,425	1,450,146
Stamford, CT:
3.00%, 6/1/36	1,685	1,665,827
3.25%, 8/1/36	75	75,003
Thomaston, CT:
4.00%, 8/1/40	5	5,260
4.00%, 8/1/41	100	104,578
4.00%, 8/1/42	175	181,180
4.00%, 8/1/43	200	205,001
4.00%, 8/1/44	160	162,587
4.00%, 8/1/45	95	95,798
Trumbull, CT, 2.50%, 9/1/34	140	132,794
Washington, CT:
4.00%, 12/1/33	225	250,382
4.00%, 12/1/34	215	238,031
4.00%, 12/1/35	80	87,867

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington, CT: (continued)
4.00%, 12/1/37	$220	$ 238,134
4.00%, 12/1/38	150	161,289
4.00%, 12/1/39	150	160,058
4.00%, 12/1/40	150	158,728
5.00%, 12/1/26	300	307,310
5.00%, 12/1/27	300	316,175
5.00%, 12/1/28	150	162,346
5.00%, 12/1/32	65	76,740
Waterbury, CT:
4.00%, 2/1/45	1,320	1,304,161
5.00%, 8/1/37	1,150	1,286,674
West Hartford, CT, 2.00%, 1/15/32	55	51,500
West Haven, CT, 4.00%, 9/15/36	1,000	1,022,181
Windsor Locks, CT:
4.125%, 7/15/41	640	665,229
4.25%, 7/15/48	425	425,503
		$ 38,949,806
Hospital — 11.4%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,290	$ 1,266,008
4.25%, 7/15/53	2,030	1,882,935
5.25%, 7/15/48	705	739,154
Connecticut Health and Educational Facilities Authority, (Greenwich Hospital), 2.10%, 7/1/26(1)	2,600	2,600,000
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare):
5.00%, 7/1/35(2)	225	261,582
5.00%, 7/1/36(2)	250	289,471
5.50%, 7/1/51(2)	2,500	2,672,335
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,270	1,244,004
4.00%, 7/1/49	1,500	1,322,203
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	905	905,986
4.00%, 7/1/46	1,620	1,452,914
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	1,940	1,954,165
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.10%, 7/1/60(1)	1,000	1,000,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	50	53,010
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health): (continued)
5.00% to 7/1/29 (Put Date), 7/1/49	$500	$ 538,698
		$ 18,182,465
Housing — 13.3%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$610	$ 610,062
4.00%, 11/15/38	750	751,862
(SPA: TD Bank, N.A.), 2.27%, 11/15/48(1)	225	225,000
Social Bonds, 2.80%, 5/15/34	60	56,964
Social Bonds, 2.80%, 11/15/34	25	23,567
Social Bonds, 4.20%, 11/15/38	435	446,096
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	315	324,932
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	1,300	1,305,066
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	975	1,017,413
Sustainability Bonds, 4.05%, 11/15/42	555	560,846
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,156,892
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
1.65%, 11/15/32	1,125	986,648
2.00%, 11/15/32	140	126,940
3.85%, 11/15/34	175	175,836
(SPA: TD Bank, N.A.), 2.27%, 11/15/50(1)	2,470	2,470,000
Sustainability Bonds, (SPA: TD Bank, N.A.), 2.27%, 11/15/51(1)	2,300	2,300,000
Connecticut Housing Finance Authority, (Kimberly Place Apartments), (FNMA), 4.80%, 5/1/43	1,500	1,549,327
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	890	929,088
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,605	1,631,967
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,970	2,044,132
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,535	1,566,525
		$ 21,259,163
Insured - Education — 2.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,178,225
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,335,080
		$ 4,513,305

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 4.6%
Bridgeport, CT:
(AG), 5.00%, 8/15/33	$2,310	$ 2,337,733
(BAM), 5.00%, 7/1/40	130	145,716
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,576,094
New Britain, CT, (BAM), 5.00%, 3/1/47	25	25,845
New Haven, CT:
(AG), 5.00%, 8/1/36	250	289,330
(AG), 5.00%, 8/1/37	100	114,687
(AG), 5.00%, 8/1/38	150	170,723
(AG), 5.00%, 8/1/39	250	282,486
(AG), 5.00%, 8/1/41	710	788,680
(AG), 5.00%, 8/1/42	600	656,002
(AG), 5.00%, 8/1/43	475	512,521
(AG), 5.00%, 8/1/44	75	80,028
(BAM), 5.25%, 8/1/43	100	108,390
West Haven, CT, (AG), 5.00%, 3/15/40	250	282,102
		$ 7,370,337
Insured - Hospital — 0.6%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AG), 4.00%, 7/1/37	$1,000	$ 1,022,010
		$ 1,022,010
Insured - Transportation — 0.5%
Connecticut Airport Authority, (Bradley International Airport):
(BAM), (AMT), 4.00%, 7/1/49	$500	$ 451,769
(BAM), (AMT), 5.00%, 7/1/49	310	312,380
		$ 764,149
Senior Living/Life Care — 2.3%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	$1,000	$ 965,877
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	1,000	1,030,184
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	237,314
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(3)	500	449,196
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	532,340
6.25%, 10/1/60	535	536,214
		$ 3,751,125
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.6%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$245	$ 262,156
5.00%, 9/1/38(3)	200	205,502
Connecticut, Special Tax Obligation Bonds:
4.00%, 9/1/34	1,490	1,496,981
4.00%, 5/1/38	800	829,996
4.00%, 11/1/38	60	62,335
5.00%, 7/1/36	480	570,838
5.00%, 7/1/39	300	339,177
5.00%, 7/1/42	900	1,001,000
5.00%, 7/1/45	2,690	2,917,189
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,333,378
		$ 9,018,552
Student Loan — 2.0%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$515	$ 520,191
(AMT), 4.125%, 11/15/40	1,005	1,004,948
(AMT), 4.25%, 11/15/38	600	607,413
(AMT), 5.00%, 11/15/28	250	262,134
(AMT), 5.00%, 11/15/29	195	205,862
(AMT), 5.25%, 11/15/35	610	673,176
		$ 3,273,724
Transportation — 0.3%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/40	$395	$ 439,457
		$ 439,457
Water and Sewer — 0.1%
South Central Connecticut Regional Water Authority, CT, 3.00%, 8/1/39	$135	$ 125,342
		$ 125,342
Total Tax-Exempt Municipal Obligations (identified cost $143,080,235)		$145,854,509

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Connecticut Health and Educational Facilities Authority, (Trinity College), 5.894%, 6/1/51	$525	$ 530,287
		$ 530,287
General Obligations — 2.8%
Connecticut:
4.124%, 8/15/31	$1,000	$ 1,001,782
4.807%, 5/1/31	1,000	1,035,480
Naugatuck, CT:
1.14%, 9/15/26	200	196,854
1.40%, 9/15/27	250	240,729
1.60%, 9/15/28	255	240,675
1.79%, 9/15/29	750	695,289
Norwalk, CT, 1.381%, 7/15/29	1,000	923,257
Watertown, CT, 2.25%, 10/15/33	195	168,102
		$ 4,502,168
Insured - General Obligations — 1.0%
New Britain, CT, (BAM), 4.382%, 3/1/32	$1,500	$ 1,502,003
		$ 1,502,003
Total Taxable Municipal Obligations (identified cost $6,525,109)		$ 6,534,458

Short-Term Investments — 5.1%
Money Market Fund — 1.3%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.03%(4)	2,068,737	$ 2,068,944
Total Money Market Fund (identified cost $2,068,944)		$ 2,068,944

U.S. Treasury Obligations — 3.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26	$2,000	$ 1,999,402
0.00%, 2/10/26	2,000	1,998,413
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 2/17/26	$2,000	$ 1,996,992
Total U.S. Treasury Obligations (identified cost $5,994,170)		$ 5,994,807
Total Short-Term Investments (identified cost $8,063,114)		$ 8,063,751
Total Investments — 100.4% (identified cost $157,668,458)		$160,452,718
Other Assets, Less Liabilities — (0.4)%		$ (602,650)
Net Assets — 100.0%		$159,850,068
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $1,882,731 or 1.2% of the Fund's net assets.
(4)	The rate shown is the annualized seven-day yield as of January 31, 2026.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 4.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.8%
Security	Principal Amount (000's omitted)	Value
Education — 10.1%
Minneapolis, MN, (University Gateway):
5.00%, 12/1/36	$2,000	$ 2,347,765
5.00%, 12/1/45	2,500	2,678,068
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	2,750	2,878,721
5.00%, 3/1/53	1,250	1,300,223
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,011,202
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	45	41,178
4.00%, 10/1/50	975	867,727
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,827,640
5.00%, 10/1/41	1,635	1,755,088
5.00%, 10/1/47	2,665	2,715,227
5.00%, 10/1/49	1,500	1,536,739
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,188,285
University of Minnesota:
5.00%, 9/1/39	1,500	1,540,355
5.00%, 9/1/40	1,000	1,025,540
5.00%, 11/1/42	2,000	2,116,639
		$ 24,830,397
Electric Utilities — 8.6%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,717
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,417,249
5.00%, 10/1/33	250	250,426
5.00%, 10/1/34	250	250,399
5.00%, 10/1/35	200	200,293
5.00%, 10/1/47	3,930	3,944,532
Northern Municipal Power Agency, MN, 5.00%, 1/1/27	640	653,938
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/42	3,660	3,714,034
5.00%, 12/1/47	2,050	2,067,317
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	898,878
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,187,545
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Port Authority, MN, District Energy Revenue: (continued)
Series 2017-4, (AMT), 4.00%, 10/1/40	$870	$ 832,247
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,052,266
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	750	824,524
5.00%, 1/1/34	600	703,155
5.00%, 1/1/35	750	885,714
5.00%, 1/1/36	695	823,049
		$ 21,056,283
General Obligations — 36.5%
Apple Valley, MN, 4.00%, 12/15/44	$785	$ 777,411
Beltrami County, MN:
4.25%, 12/1/46(1)	2,370	2,370,829
5.00%, 12/1/39(1)	1,695	1,913,282
Bloomington Independent School District No. 271, MN, 5.00%, 2/1/35(1)	3,790	4,362,431
Blue Earth County, MN, 5.00%, 12/1/36	1,415	1,665,008
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,010,335
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,345	1,382,447
Eden Prairie, MN:
5.00%, 2/1/39	1,360	1,568,615
5.00%, 2/1/40	1,425	1,625,562
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	780	795,778
Edina, MN, 4.00%, 2/1/46	1,065	1,056,605
Fergus Falls, MN, 5.00%, 2/1/38	1,290	1,460,516
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	1,235	1,274,336
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	135	132,497
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	1,625	1,625,714
Hennepin County, MN, 5.00%, 12/1/38	1,915	2,150,671
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	400	403,983
Lakeville, MN, 4.00%, 2/1/42	720	737,252
Madelia Independent School District No. 837, MN:
4.00%, 2/1/47(1)	650	631,485
4.125%, 2/1/48(1)	715	701,784
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/45	400	396,765
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/41	1,500	1,676,653

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	$1,255	$ 1,284,560
5.00%, 2/1/43	1,320	1,413,528
5.00%, 2/1/45	2,515	2,696,087
Minneapolis, MN:
3.00%, 12/1/43	4,570	3,945,328
5.00%, 12/1/40	3,770	4,123,764
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/44	2,845	2,872,080
Sustainability Bonds, 4.00%, 3/1/43	1,855	1,878,461
Minnesota:
4.00%, 9/1/41	1,615	1,645,899
5.00%, 8/1/40	1,500	1,613,890
5.00%, 8/1/42	1,410	1,558,571
Moorhead, MN:
4.50%, 2/1/43	675	704,296
5.00%, 2/1/31	1,085	1,218,127
Pequot Lakes Independent School District No. 186, MN, 5.00%, 2/1/43	1,000	1,093,422
Puerto Rico, 5.625%, 7/1/29	1,500	1,594,225
Ramsey County, MN, 4.00%, 2/1/43	2,525	2,551,471
Rice County, MN, 4.00%, 2/1/52	325	311,133
Rosemount, MN, 4.00%, 2/1/44	2,385	2,386,317
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	1,500	1,479,244
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	1,985	1,961,312
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,086,995
0.00%, 2/1/37	1,500	947,634
4.50%, 2/1/44	1,050	1,077,282
5.00%, 2/1/40	635	704,123
5.00%, 2/1/41	800	880,068
5.00%, 2/1/42	270	294,428
5.00%, 2/1/43	390	420,684
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	2,150	2,136,480
St. Cloud, MN, 5.00%, 2/1/36	1,615	1,873,751
St. Francis, MN:
4.00%, 2/1/47	335	320,047
4.125%, 2/1/53	200	188,540
St. Louis County, MN:
4.25%, 12/1/42	1,000	1,033,775
5.00%, 12/1/35	1,815	2,128,246
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	$2,620	$ 2,587,029
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	25	24,798
5.00%, 2/1/41	1,240	1,328,022
Stillwater Independent School District No. 834, 4.00%, 2/1/43	1,315	1,325,973
Walker-Hackensack-Akeley Independent School District No. 113, MN, 4.00%, 2/1/44(1)	1,065	1,066,467
Washington County, MN, 5.00%, 2/1/42	1,000	1,106,091
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	659,719
Westonka Independent School District No. 277, MN, 4.00%, 2/1/43	1,165	1,174,304
		$ 89,416,130
Hospital — 18.9%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,095	$ 4,027,179
5.00%, 2/15/48	4,000	4,014,731
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.25%, 6/15/47	1,240	1,287,593
5.25%, 6/15/52	2,000	2,061,251
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,085	3,111,747
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,400,950
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	1,995	1,784,331
5.25%, 1/1/47	2,500	2,618,748
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	2,935	2,807,367
4.25%, 11/15/50	225	221,809
5.00%, 11/15/57	2,500	2,558,408
(LOC: Barclays Bank PLC), 2.50%, 11/15/64(2)	11,700	11,700,000
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,485	3,082,447
5.00%, 5/1/42	2,000	2,141,696
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/42	1,500	1,611,735
5.00%, 8/15/43	1,250	1,328,157

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	$500	$ 515,371
		$ 46,273,520
Housing — 4.5%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,620	$ 1,597,562
Minnesota Housing Finance Agency:
2.15%, 7/1/45	900	614,762
4.125%, 8/1/44	1,205	1,184,239
4.25%, 8/1/45	500	489,623
4.25%, 8/1/47	300	290,923
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	543,134
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	273,548
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 2.26%, 7/1/41(3)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 7/1/40	500	517,678
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 7/1/45	3,150	3,203,142
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	865	936,546
		$ 11,151,157
Insured - Electric Utilities — 1.4%
Northern Municipal Power Agency, MN:
(AG), 5.00%, 1/1/28	$475	$ 497,282
(AG), 5.00%, 1/1/29	1,025	1,097,071
(AG), 5.00%, 1/1/31	575	640,014
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,171,324
		$ 3,405,691
Insured - Hospital — 0.8%
Minneapolis, MN, (Fairview Health Services), (AG), 5.00%, 11/15/44	$2,000	$ 2,000,427
		$ 2,000,427
Lease Revenue/Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,007,707
Big Lake Economic Development Authority, MN:
5.00%, 2/1/46(1)	765	790,915
5.00%, 2/1/48(1)	1,500	1,537,525
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Minnesota Housing Finance Agency, 4.00%, 8/1/39	$2,030	$ 2,061,038
		$ 5,397,185
Other Revenue — 2.1%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,022,470
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.452%, (67% of SOFR + 1.00%), 12/1/52(4)	2,000	2,005,770
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,036,611
		$ 5,064,851
Senior Living/Life Care — 1.9%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 803,838
5.00%, 9/1/43	1,000	999,927
5.375%, 9/1/45	475	482,429
5.50%, 9/1/55	600	606,656
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,683,884
		$ 4,576,734
Special Tax Revenue — 3.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 205,501
Bloomington, MN, Sales Tax Revenue, 5.00%, 2/1/43	1,320	1,420,545
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,941,276
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	2,065,745
5.00%, 11/1/42	2,000	2,192,742
		$ 8,825,809
Student Loan — 1.4%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$3,430	$ 3,348,616
		$ 3,348,616
Transportation — 6.4%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
(AMT), 5.00%, 1/1/47	$2,640	$ 2,674,173
(AMT), 5.00%, 1/1/49	3,000	3,004,304
(AMT), 5.25%, 1/1/42	3,200	3,478,229

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, MN: (continued)
(AMT), 5.25%, 1/1/47	$3,500	$ 3,599,043
(AMT), 5.25%, 1/1/49	2,985	3,068,018
		$ 15,823,767
Water and Sewer — 1.4%
St. Paul, MN, Water Revenue:
4.00%, 12/1/47	$2,645	$ 2,592,474
Green Bonds, 4.50%, 12/1/44	760	789,747
		$ 3,382,221
Total Tax-Exempt Municipal Obligations (identified cost $243,049,644)		$244,552,788
Total Investments — 99.8% (identified cost $243,049,644)		$244,552,788
Other Assets, Less Liabilities — 0.2%		$ 585,009
Net Assets — 100.0%		$245,137,797
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $205,501 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.3%
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 383,932
5.00%, 7/15/54(1)	500	489,316
5.00%, 7/15/64(1)	775	743,826
New Jersey Economic Development Authority, (Central Jersey College Prep Charter School):
5.00%, 11/1/45	675	680,126
5.125%, 11/1/55	710	702,589
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 2.30%, 7/1/31(2)	2,050	2,050,000
New Jersey Educational Facilities Authority, (Princeton University), 2.00%, 3/1/38	3,565	2,902,325
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	700	719,695
4.50%, 7/1/40	1,000	1,014,475
5.00%, 7/1/44	500	505,250
		$ 10,191,534
General Obligations — 10.8%
Cherry Hill Township School District, NJ:
4.00%, 8/1/40	$1,310	$ 1,332,682
4.00%, 8/1/42	2,135	2,148,082
Elizabeth, NJ, 4.00%, 5/15/40	5	5,146
Freehold Township Board Of Education, NJ:
4.00%, 8/15/42	1,815	1,854,370
4.25%, 8/15/44	2,830	2,879,978
Lawrence Township School District, NJ, 4.25%, 8/1/44	1,960	1,978,786
Manalapan-Englishtown Regional Board Of Education, NJ, 4.00%, 7/15/43	355	357,811
Monmouth County Improvement Authority, NJ:
4.00%, 12/1/44	510	513,782
4.00%, 12/1/45	10	9,988
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42	3,220	3,298,257
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	723,449
Puerto Rico, 5.625%, 7/1/29	1,000	1,062,817
Woolwich Township, NJ, 4.125%, 5/1/44	245	251,484
		$ 16,416,632
Security	Principal Amount (000's omitted)	Value
Hospital — 8.7%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$65	$ 65,136
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,125	1,919,638
5.25%, 7/1/54	1,000	1,056,468
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	3,400	3,278,250
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	650	614,081
3.125%, 7/1/33	825	775,617
4.00%, 7/1/48	2,820	2,409,993
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 2.20%, 7/1/43(3)	3,115	3,115,000
		$ 13,234,183
Housing — 6.1%
New Jersey Housing and Mortgage Finance Agency:
Social Bonds, 4.75%, 10/1/40	$2,000	$ 2,097,976
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 11/1/40	2,000	2,106,961
New Jersey Housing and Mortgage Finance Agency, (701 Newark Avenue LLC), 3.15% to 12/1/28 (Put Date), 12/1/43	2,000	2,010,965
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	995	1,045,165
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	2,013,321
		$ 9,274,388
Industrial Development Revenue — 5.6%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,060,349
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,898,858
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	760,739
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,831,020
		$ 8,550,966
Insured - Education — 3.5%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,106,551

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University), (AG), 5.00%, 7/1/42	$1,000	$ 1,096,566
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	1,000	1,073,837
		$ 5,276,954
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,066,811
		$ 3,066,811
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 384,463
		$ 384,463
Insured - General Obligations — 2.6%
Paramus, NJ, (AG), 2.00%, 10/1/36	$1,910	$ 1,672,762
Willingboro Township School District, NJ:
(AG), 4.125%, 8/15/42	1,250	1,274,930
(AG), 4.25%, 8/15/44	975	983,360
		$ 3,931,052
Insured - Special Tax Revenue — 9.4%
Casino Reinvestment Development Authority, NJ:
(AG), 4.00%, 11/1/44	$1,500	$ 1,428,271
(AG), 5.00%, 11/1/42	1,700	1,825,689
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	6,500	6,420,451
(AG), 0.00%, 7/1/27	1,900	1,820,982
(NPFG), 5.25%, 7/1/26	1,620	1,636,020
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,085,157
		$ 14,216,570
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$2,015	$ 2,027,625
		$ 2,027,625
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.0%†
Passaic Valley Water Commission, NJ, Water Supply System Revenue, (AG), 4.00%, 12/1/53	$75	$ 71,930
		$ 71,930
Lease Revenue/Certificates of Participation — 10.7%
Hudson County Improvement Authority, NJ, (BayFront Promenade):
5.00%, 2/1/36	$915	$ 1,102,392
5.00%, 2/1/37	1,100	1,331,182
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,790,862
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,014,687
4.125%, 6/15/50	2,220	2,102,010
5.00%, 6/15/41	1,000	1,107,306
5.00%, 6/15/42	1,000	1,104,974
5.00%, 6/15/46	1,500	1,570,650
5.00%, 6/15/50	1,500	1,553,553
5.25%, 6/15/50	2,000	2,127,309
2023 Series AA, 5.00%, 6/15/38	1,000	1,118,466
Passaic County Improvement Authority, NJ, (Borough of North Haledon):
4.00%, 12/1/54	150	140,158
5.00%, 12/1/39	5	5,667
Passaic County Improvement Authority, NJ, (Little Falls Board of Education), 4.125%, 9/15/50	130	125,601
		$ 16,194,817
Other Revenue — 2.6%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,954,998
		$ 3,954,998
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$340	$ 361,921
5.00%, 9/1/33(1)	250	267,384
5.00%, 9/1/38(1)	200	205,502
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,955,948
		$ 2,790,755
Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority:
3.576%, (90-day SOFR Average + 0. 95%), 6/1/36(4)	$565	$ 566,081

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority: (continued)
(AMT), 5.00%, 12/1/28	$1,000	$ 1,054,574
(AMT), 5.25%, 12/1/54	2,080	2,105,592
		$ 3,726,247
Transportation — 15.8%
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44	$1,005	$ 984,836
5.00%, 1/1/49	1,125	1,185,846
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/39	1,000	1,141,848
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,317
New Jersey Turnpike Authority:
4.125%, 1/1/54	765	719,307
4.50%, 1/1/48	185	186,604
5.00%, 1/1/43	1,390	1,519,082
5.00%, 1/1/44	905	980,700
5.00%, 1/1/45	1,500	1,625,459
5.00%, 1/1/45	1,500	1,608,406
5.25%, 1/1/49	1,145	1,219,624
Port Authority of New York and New Jersey:
(AMT), 5.00%, 11/15/36	2,000	2,024,368
(AMT), 5.00%, 8/1/37	1,000	1,092,889
(AMT), 5.00%, 7/15/39	1,375	1,497,569
(AMT), 5.00%, 1/15/47	1,000	1,019,044
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	3,590	3,595,181
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,796,728
4.625%, 11/1/47	1,500	1,508,376
		$ 23,981,184
Water and Sewer — 0.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	$1,460	$ 1,310,899
		$ 1,310,899
Total Tax-Exempt Municipal Obligations (identified cost $136,654,536)		$138,602,008

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.3%
Rutgers University, NJ, 2.888%, 5/1/32	$2,170	$ 2,034,666
		$ 2,034,666
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 525,807
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	560	558,843
1.357%, 3/1/27	500	487,656
1.547%, 3/1/28	500	477,756
2.729%, 8/1/33	700	622,004
		$ 2,672,066
Total Taxable Municipal Obligations (identified cost $4,795,888)		$ 4,706,732

Short-Term Investments — 5.0%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.03%(5)	7,578,928	$ 7,579,686
Total Short-Term Investments (identified cost $7,579,686)		$ 7,579,686
Total Investments — 99.4% (identified cost $149,030,110)		$150,888,426
Other Assets, Less Liabilities — 0.6%		$ 864,285
Net Assets — 100.0%		$151,752,711
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $2,451,881 or 1.6% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(5)	The rate shown is the annualized seven-day yield as of January 31, 2026.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 13.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 104.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.8%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,310,630
(LOC: TD Bank, N.A.), 2.30%, 3/1/52(1)	1,365	1,365,000
		$ 6,675,630
Cogeneration — 0.3%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$1,323	$ 582,311
		$ 582,311
Education — 15.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 3.00%, 12/1/37(3)	$6,715	$ 6,715,000
Allegheny County Higher Education Building Authority, PA, (Duquesne University):
4.50%, 3/1/50(4)	1,500	1,438,868
5.00%, 3/1/45(4)	2,000	2,100,791
Bethlehem Redevelopment Authority, PA, (Moravian University), 5.25%, 10/1/49	1,600	1,606,363
Bucks County Industrial Development Authority, PA, (George School):
3.00%, 9/15/38	825	754,286
3.75%, 9/15/43	615	575,959
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,087,882
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,731,152
Northampton County General Purpose Authority, PA, (Lehigh University), (SPA: TD Bank, N.A.), 2.27%, 11/15/39(1)	300	300,000
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	2,925	2,612,164
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,410	2,232,220
Pennsylvania State University, 5.00%, 9/1/49	2,875	2,943,285
Scranton-Lackawanna Health and Welfare Authority, PA, (University of Scranton), 5.00%, 11/1/33	395	448,304
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	430	440,018
University of Pittsburgh, PA, 4.00%, 9/15/44	1,445	1,371,638
		$ 27,357,930
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.6%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,029,459
5.25%, 8/1/49	2,145	2,256,874
(LOC: TD Bank, N.A.), 2.27%, 8/1/31(1)	1,000	1,000,000
		$ 6,286,333
General Obligations — 15.3%
Abington Heights School District, PA, 5.25%, 9/1/50	$885	$ 925,107
Allegheny County, PA, 5.00%, 11/1/43	1,690	1,743,097
Bethel Park School District, PA, 5.25%, 8/1/43	2,050	2,263,979
Canon McMillan School District, PA, 5.25%, 12/1/50	1,890	1,997,520
Central Dauphin School District, PA, 5.00%, 2/1/43	1,125	1,207,776
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,188,926
Delaware County, PA:
5.00%, 8/1/43	1,250	1,373,751
5.00%, 8/1/45	1,005	1,082,484
Ephrata Area School District, PA, 5.00%, 3/1/37(4)	1,250	1,402,947
Haverford Township School District, PA, 5.00%, 3/15/44	440	464,642
Methacton School District, PA, 5.25%, 7/15/48	280	293,755
Moon Area School District, PA, 5.00%, 5/15/47	1,330	1,369,391
Muhlenberg School District, PA:
5.00%, 5/15/49	1,000	1,029,837
5.00%, 5/15/50	950	983,605
5.00%, 5/15/55	875	902,039
Norristown Area School District, PA:
5.00%, 10/1/43	1,000	1,065,349
5.00%, 10/1/44	1,200	1,265,695
Northampton County, PA:
5.00%, 10/1/39	110	122,949
5.00%, 10/1/40	145	160,869
5.00%, 10/1/41	560	614,425
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,140,768
Pennsbury School District, PA, 5.00%, 8/1/46(4)	200	209,846
Philadelphia, PA, 5.25%, 8/1/44	500	551,660
Puerto Rico:
5.625%, 7/1/29	500	531,408
5.75%, 7/1/31	750	828,400
Wilson School District, PA, 5.00%, 5/15/42	1,745	1,892,128
		$ 26,612,353
Hospital — 9.7%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,612,802

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group): (continued)
5.00%, 4/1/47	$1,405	$ 1,412,176
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), Series 2018A, 4.00%, 11/15/47	500	450,098
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,215,979
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/45	200	201,528
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,731,196
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,805	1,786,784
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,727,171
4.00%, 5/15/53	1,000	863,464
5.00%, 3/15/43	1,000	1,055,892
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,790,209
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	1,910	1,761,119
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,343,517
		$ 16,951,935
Housing — 4.0%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$643	$ 669,716
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	999,049
3.50%, 10/1/36	990	986,932
Social Bonds, 4.40%, 10/1/38	1,000	1,037,235
Social Bonds, 5.00%, 10/1/50	690	695,882
Social Bonds, 5.15%, 10/1/45	990	1,009,972
Social Bonds, 5.45%, 4/1/51	1,500	1,552,522
		$ 6,951,308
Industrial Development Revenue — 1.7%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$730	$ 681,508
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	$1,000	$ 802,169
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 3.45% to 3/2/26 (Put Date), 6/1/49	1,500	1,500,343
		$ 2,984,020
Insured - Education — 0.4%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$675	$ 620,907
		$ 620,907
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,147,515
		$ 1,147,515
Insured - General Obligations — 6.5%
Bristol Township School District, PA, (BAM), 5.00%, 6/1/47(4)	$3,065	$ 3,183,384
Hanover Area School District, PA:
(BAM), 5.00%, 6/1/41	220	240,828
(BAM), 5.00%, 6/1/42	250	270,366
(BAM), 5.00%, 6/1/43	250	266,968
Hopewell School District, PA, (AG), 0.00%, 9/1/26	705	693,074
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,308,194
Lancaster School District, PA, (AG), 4.00%, 6/1/36	35	35,647
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	1,110	1,154,585
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,125	1,812,782
Steel Valley School District, PA, (BAM), 4.50%, 11/1/51(4)	2,500	2,444,588
		$ 11,410,416
Insured - Hospital — 1.1%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AG), 5.00%, 8/15/49	$190	$ 194,358
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	1,945	1,804,108
		$ 1,998,466

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 1.3%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,256,906
		$ 2,256,906
Insured - Transportation — 6.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/44	$4,765	$ 5,108,323
(AG), (AMT), 5.50%, 1/1/41	935	1,031,939
(AG), (AMT), 5.50%, 1/1/42	825	901,732
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.50%, 6/30/42	1,500	1,618,758
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,000	2,114,347
		$ 10,775,099
Insured - Water and Sewer — 6.5%
Bucks County Water and Sewer Authority, PA, (AG), 4.25%, 12/1/47	$690	$ 676,453
Canonsburg-Houston Joint Authority, PA, (AG), 5.00%, 12/1/40	1,500	1,650,782
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/46	2,325	2,385,245
Pittsburgh Water and Sewer Authority, PA, (AG), 5.50%, 9/1/47	3,850	4,121,194
Tamaqua Borough Authority, PA, (AG), 4.00%, 11/15/44	1,270	1,218,344
Westmoreland County Municipal Authority, PA, (AG), 5.00%, 8/15/45	1,250	1,319,351
		$ 11,371,369
Lease Revenue/Certificates of Participation — 3.4%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,080,759
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,920	2,932,412
		$ 6,013,171
Senior Living/Life Care — 7.6%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$2,450	$ 2,361,069
Chester County Health and Education Facilities Authority, PA, (Tel Hai Retirement Community), 5.125%, 6/1/46	1,000	1,016,327
Cumberland County Municipal Authority, PA, (Messiah Village), 5.25%, 6/1/44	2,000	2,055,488
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	$815	$ 831,135
5.00%, 12/1/32	455	463,239
5.00%, 12/1/33	455	463,060
5.00%, 12/1/38	500	503,741
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,135	1,136,693
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	2,120	2,165,810
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	1,007,118
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	190,027
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,008,942
		$ 13,202,649
Special Tax Revenue — 4.7%
American Samoa Economic Development Authority:
5.00%, 9/1/35(5)	$225	$ 240,756
5.00%, 9/1/38(5)	200	205,502
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.20%, 9/1/59(3)	1,500	1,500,000
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	899,671
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	24	22,918
0.00%, 7/1/29	34	30,436
0.00%, 7/1/31	43	35,661
0.00%, 7/1/33	60	45,980
0.00%, 7/1/46	500	174,125
0.00%, 7/1/51	402	102,350
4.50%, 7/1/34	100	100,016
4.536%, 7/1/53	5	4,615
5.00%, 7/1/58	2,533	2,483,417
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	2,330	2,421,706
		$ 8,267,153
Student Loan — 0.0%†
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/34	$10	$ 10,902
		$ 10,902

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 8.4%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	$1,000	$ 1,010,716
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,167,176
4.25%, 12/1/44	1,335	1,350,953
5.00%, 7/15/41	1,000	1,111,210
5.00%, 12/1/46	820	822,113
5.00%, 12/1/53	2,000	2,058,347
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	225	226,407
5.25%, 7/1/44	2,570	2,826,390
(AMT), 5.00%, 7/1/33	1,000	1,097,763
(AMT), 5.00%, 7/1/51	3,000	3,024,186
		$ 14,695,261
Water and Sewer — 3.4%
Allegheny County Sanitary Authority, PA, Sewer Revenue, 4.125%, 12/1/43	$515	$ 514,758
Clairton Municipal Authority, PA:
4.00%, 12/1/38	1,000	1,010,940
4.375%, 12/1/42	1,820	1,818,316
Philadelphia, PA, Water and Wastewater Revenue, 5.50%, 6/1/47	2,365	2,529,377
		$ 5,873,391
Total Tax-Exempt Municipal Obligations (identified cost $180,552,910)		$182,045,025

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$729	$ 131,215
		$ 131,215
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,393,747
		$ 1,393,747
Total Taxable Municipal Obligations (identified cost $2,074,792)		$ 1,524,962
Total Investments — 105.2% (identified cost $182,627,702)		$183,569,987
Other Assets, Less Liabilities — (5.2)%		$ (9,131,765)
Net Assets — 100.0%		$174,438,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $1,248,427 or 0.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 12.3% of total investments.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Assets and Liabilities (Unaudited)

	January 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$113,008,594	$157,668,458	$243,049,644
Unrealized appreciation	1,780,720	2,784,260	1,503,144
Investments, at value	$114,789,314	$160,452,718	$244,552,788
Cash	$—	$—	$11,567,279
Interest receivable	824,372	1,240,721	2,959,644
Dividends receivable	680	1,542	—
Receivable for investments sold	112,830	2,259,201	158,564
Receivable for Fund shares sold	83,426	264,560	29,897
Trustees' deferred compensation plan	22,235	33,148	23,320
Total assets	$115,832,857	$164,251,890	$259,291,492
Liabilities
Payable for investments purchased	$—	$45,606	$—
Payable for when-issued securities	2,346,694	4,008,050	13,436,433
Payable for Fund shares redeemed	294,726	107,776	471,843
Distributions payable	20,078	82,519	76,729
Payable to affiliates:
Investment adviser fee	32,199	46,654	77,533
Distribution and service fees	8,392	8,416	13,481
Sub-transfer agency fee	1,211	3,457	3,224
Trustees' deferred compensation plan	22,235	33,148	23,320
Accrued expenses	54,253	66,196	51,132
Total liabilities	$2,779,788	$4,401,822	$14,153,695
Net Assets	$113,053,069	$159,850,068	$245,137,797
Sources of Net Assets
Paid-in capital	$113,554,526	$159,084,114	$253,873,650
Distributable earnings (accumulated loss)	(501,457)	765,954	(8,735,853)
Net Assets	$113,053,069	$159,850,068	$245,137,797
Class A Shares
Net Assets	$43,207,392	$41,288,048	$68,745,764
Shares Outstanding	4,769,637	4,276,064	7,637,679
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.06	$9.66	$9.00
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.36	$9.98	$9.30
Class C Shares
Net Assets	$1,337,698	$1,791,206	$2,321,412
Shares Outstanding	132,844	186,194	239,803
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.07	$9.62	$9.68
Class I Shares
Net Assets	$68,507,979	$116,770,814	$174,070,621
Shares Outstanding	7,562,089	12,090,234	19,340,387
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.06	$9.66	$9.00
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2026
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$149,030,110	$182,627,702
Unrealized appreciation	1,858,316	942,285
Investments, at value	$150,888,426	$183,569,987
Cash	$—	$15,729
Interest receivable	1,159,129	2,046,449
Dividends receivable	3,988	1,683
Receivable for investments sold	33,762	23,052
Receivable for Fund shares sold	29,523	27,236
Trustees' deferred compensation plan	66,567	76,037
Total assets	$152,181,395	$185,760,173
Liabilities
Payable for when-issued securities	$—	$10,747,379
Payable for Fund shares redeemed	159,884	251,336
Distributions payable	65,418	93,959
Payable to affiliates:
Investment adviser fee	46,552	56,571
Distribution and service fees	14,632	17,786
Sub-transfer agency fee	4,850	6,245
Trustees' deferred compensation plan	66,567	76,037
Payable for legal and accounting services	37,243	36,870
Accrued expenses	33,538	35,768
Total liabilities	$428,684	$11,321,951
Net Assets	$151,752,711	$174,438,222
Sources of Net Assets
Paid-in capital	$161,059,353	$193,550,294
Accumulated loss	(9,306,642)	(19,112,072)
Net Assets	$151,752,711	$174,438,222
Class A Shares
Net Assets	$71,309,903	$83,269,862
Shares Outstanding	8,264,907	10,821,226
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.63	$7.70
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.92	$7.96
Class C Shares
Net Assets	$3,003,322	$4,138,845
Shares Outstanding	333,958	519,333
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.99	$7.97
Class I Shares
Net Assets	$77,439,486	$87,029,515
Shares Outstanding	8,957,898	11,266,634
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$7.72
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended January 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Dividend income	$680	$1,542	$—
Interest income	2,134,995	2,690,986	4,668,386
Total investment income	$2,135,675	$2,692,528	$4,668,386
Expenses
Investment adviser fee	$177,818	$250,577	$449,181
Distribution and service fees:
Class A	42,576	39,703	67,632
Class C	6,389	8,603	10,061
Trustees’ fees and expenses	3,283	4,406	6,848
Custodian fee	19,140	26,888	30,328
Transfer and dividend disbursing agent fees	11,808	20,322	30,864
Legal and accounting services	31,232	29,832	35,660
Printing and postage	2,292	3,444	3,048
Registration fees	3,016	1,460	3,040
Miscellaneous	27,540	34,276	9,281
Total expenses	$325,094	$419,511	$645,943
Net investment income	$1,810,581	$2,273,017	$4,022,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$203,557	$1,300,584	$(556,784)
Net realized gain (loss)	$203,557	$1,300,584	$(556,784)
Change in unrealized appreciation (depreciation):
Investments	$4,806,798	$5,842,174	$12,676,517
Net change in unrealized appreciation (depreciation)	$4,806,798	$5,842,174	$12,676,517
Net realized and unrealized gain	$5,010,355	$7,142,758	$12,119,733
Net increase in net assets from operations	$6,820,936	$9,415,775	$16,142,176

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2026
	New Jersey Fund	Pennsylvania Fund
Investment Income
Dividend income	$3,988	$1,683
Interest income	3,080,239	3,831,872
Total investment income	$3,084,227	$3,833,555
Expenses
Investment adviser fee	$270,440	$328,478
Distribution and service fees:
Class A	71,587	85,415
Class C	16,821	20,351
Trustees’ fees and expenses	4,393	5,057
Custodian fee	24,312	26,696
Transfer and dividend disbursing agent fees	28,084	37,100
Legal and accounting services	40,416	43,532
Printing and postage	4,264	3,332
Miscellaneous	18,470	22,312
Total expenses	$478,787	$572,273
Net investment income	$2,605,440	$3,261,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(39,336)	$551,130
Net realized gain (loss)	$(39,336)	$551,130
Change in unrealized appreciation (depreciation):
Investments	$6,920,138	$7,175,250
Net change in unrealized appreciation (depreciation)	$6,920,138	$7,175,250
Net realized and unrealized gain	$6,880,802	$7,726,380
Net increase in net assets from operations	$9,486,242	$10,987,662

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,810,581	$2,273,017	$4,022,443
Net realized gain (loss)	203,557	1,300,584	(556,784)
Net change in unrealized appreciation (depreciation)	4,806,798	5,842,174	12,676,517
Net increase in net assets from operations	$6,820,936	$9,415,775	$16,142,176
Distributions to shareholders:
Class A	$(701,915)	$(597,250)	$(1,099,725)
Class C	(17,135)	(20,475)	(26,489)
Class I	(1,065,017)	(1,609,772)	(2,847,185)
Total distributions to shareholders	$(1,784,067)	$(2,227,497)	$(3,973,399)
Transactions in shares of beneficial interest:
Class A	$937,820	$3,641,534	$1,542,471
Class C	(41,029)	21,235	233,615
Class I	12,946,051	25,535,715	12,072,757
Net increase in net assets from Fund share transactions	$13,842,842	$29,198,484	$13,848,843
Net increase in net assets	$18,879,711	$36,386,762	$26,017,620
Net Assets
At beginning of period	$94,173,358	$123,463,306	$219,120,177
At end of period	$113,053,069	$159,850,068	$245,137,797

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2026 (Unaudited)
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,605,440	$3,261,282
Net realized gain (loss)	(39,336)	551,130
Net change in unrealized appreciation (depreciation)	6,920,138	7,175,250
Net increase in net assets from operations	$9,486,242	$10,987,662
Distributions to shareholders:
Class A	$(1,189,923)	$(1,571,008)
Class C	(45,513)	(62,740)
Class I	(1,293,603)	(1,596,049)
Total distributions to shareholders	$(2,529,039)	$(3,229,797)
Transactions in shares of beneficial interest:
Class A	$(244,204)	$(1,574,443)
Class C	(818,938)	(10,094)
Class I	1,440,113	6,551,559
Net increase in net assets from Fund share transactions	$376,971	$4,967,022
Net increase in net assets	$7,334,174	$12,724,887
Net Assets
At beginning of period	$144,418,537	$161,713,335
At end of period	$151,752,711	$174,438,222

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,088,061	$3,876,813	$8,253,761
Net realized loss	(369,225)	(618,017)	(1,843,296)
Net change in unrealized appreciation (depreciation)	(4,138,940)	(3,842,440)	(12,356,349)
Net decrease in net assets from operations	$(1,420,104)	$(583,644)	$(5,945,884)
Distributions to shareholders:
Class A	$(1,300,481)	$(1,189,941)	$(2,178,113)
Class C	(35,684)	(49,258)	(57,036)
Class I	(1,708,000)	(2,651,245)	(5,989,957)
Total distributions to shareholders	$(3,044,165)	$(3,890,444)	$(8,225,106)
Transactions in shares of beneficial interest:
Class A	$8,709,910	$(3,612,959)	$1,072,751
Class C	(280,902)	(539,974)	6,230
Class I	10,830,795	16,699,440	(15,497,382)
Net increase (decrease) in net assets from Fund share transactions	$19,259,803	$12,546,507	$(14,418,401)
Net increase (decrease) in net assets	$14,795,534	$8,072,419	$(28,589,391)
Net Assets
At beginning of year	$79,377,824	$115,390,887	$247,709,568
At end of year	$94,173,358	$123,463,306	$219,120,177

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2025
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,259,638	$6,239,227
Net realized gain (loss)	(2,231,784)	123,253
Net change in unrealized appreciation (depreciation)	(5,520,906)	(9,521,994)
Net decrease in net assets from operations	$(2,493,052)	$(3,159,514)
Distributions to shareholders:
Class A	$(2,386,677)	$(3,107,741)
Class C	(106,480)	(110,572)
Class I	(2,641,362)	(3,085,742)
Total distributions to shareholders	$(5,134,519)	$(6,304,055)
Transactions in shares of beneficial interest:
Class A	$(4,090,143)	$1,020,008
Class C	(705,768)	667,215
Class I	5,756,871	4,195,223
Net increase in net assets from Fund share transactions	$960,960	$5,882,446
Net decrease in net assets	$(6,666,611)	$(3,581,123)
Net Assets
At beginning of year	$151,085,148	$165,294,458
At end of year	$144,418,537	$161,713,335

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.62	$9.03	$8.86	$9.08	$9.93	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	0.44	(0.41)	0.17	(0.22)	(0.85)	0.03
Total income (loss) from operations	$0.59	$(0.12)	$0.45	$0.02	$(0.65)	$0.24
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.24)	$(0.20)	$(0.22)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.24)	$(0.20)	$(0.22)
Net asset value — End of period	$9.06	$8.62	$9.03	$8.86	$9.08	$9.93
Total Return(2)	6.86%(3)	(1.40)%	5.15%	0.23%	(6.59)%	2.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,207	$40,180	$33,451	$29,664	$31,125	$41,643
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.73%(5)	0.73%	0.73%	0.73%	0.69%	0.67%
Net expenses	0.73%(5)	0.73%	0.73%	0.73%	0.69%	0.67%
Net investment income	3.35%(5)	3.29%	3.17%	2.71%	2.11%	2.08%
Portfolio Turnover	17%(3)	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.58	$10.04	$9.85	$10.10	$11.04	$11.02
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.24	$0.19	$0.14	$0.15
Net realized and unrealized gain (loss)	0.49	(0.46)	0.18	(0.25)	(0.94)	0.03
Total income (loss) from operations	$0.62	$(0.21)	$0.42	$(0.06)	$(0.80)	$0.18
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.23)	$(0.19)	$(0.14)	$(0.16)
Total distributions	$(0.13)	$(0.25)	$(0.23)	$(0.19)	$(0.14)	$(0.16)
Net asset value — End of period	$10.07	$9.58	$10.04	$9.85	$10.10	$11.04
Total Return(2)	6.47%(3)	(2.17)%	4.37%	(0.57)%	(7.24)%	1.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,338	$1,312	$1,656	$2,012	$2,384	$3,684
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.48%(5)	1.48%	1.48%	1.48%	1.44%	1.42%
Net expenses	1.48%(5)	1.48%	1.48%	1.48%	1.44%	1.42%
Net investment income	2.60%(5)	2.54%	2.41%	1.95%	1.35%	1.35%
Portfolio Turnover	17%(3)	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.62	$9.03	$8.86	$9.08	$9.93	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.30	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	0.44	(0.41)	0.16	(0.22)	(0.85)	0.04
Total income (loss) from operations	$0.60	$(0.10)	$0.46	$0.04	$(0.63)	$0.26
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.26)	$(0.22)	$(0.24)
Total distributions	$(0.16)	$(0.31)	$(0.29)	$(0.26)	$(0.22)	$(0.24)
Net asset value — End of period	$9.06	$8.62	$9.03	$8.86	$9.08	$9.93
Total Return(2)	6.97%(3)	(1.20)%	5.36%	0.43%	(6.40)%	2.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,508	$52,682	$44,271	$45,637	$32,995	$36,212
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.53%	0.53%	0.54%	0.49%	0.47%
Net expenses	0.53%(5)	0.53%	0.53%	0.54%	0.49%	0.47%
Net investment income	3.54%(5)	3.49%	3.37%	2.92%	2.31%	2.26%
Portfolio Turnover	17%(3)	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.16	$9.48	$9.33	$9.54	$10.41	$10.35
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.25	$0.21	$0.24
Net realized and unrealized gain (loss)	0.49	(0.32)	0.15	(0.21)	(0.87)	0.06
Total income (loss) from operations	$0.64	$(0.03)	$0.43	$0.04	$(0.66)	$0.30
Less Distributions
From net investment income	$(0.14)	$(0.29)	$(0.28)	$(0.25)	$(0.21)	$(0.24)
Total distributions	$(0.14)	$(0.29)	$(0.28)	$(0.25)	$(0.21)	$(0.24)
Net asset value — End of period	$9.66	$9.16	$9.48	$9.33	$9.54	$10.41
Total Return(2)	7.06%(3)	(0.36)%	4.67%	0.41%	(6.36)%	2.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,288	$35,606	$40,578	$46,055	$47,639	$52,924
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%(5)	0.75%	0.71%	0.71%	0.69%	0.69%
Net expenses	0.72%(5)	0.75%	0.71%	0.71%	0.69%	0.69%
Net investment income	3.07%(5)	3.07%	3.06%	2.67%	2.15%	2.34%
Portfolio Turnover	57%(3)	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.12	$9.45	$9.30	$9.51	$10.37	$10.31
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.21	$0.18	$0.14	$0.16
Net realized and unrealized gain (loss)	0.50	(0.33)	0.15	(0.22)	(0.86)	0.06
Total income (loss) from operations	$0.61	$(0.11)	$0.36	$(0.04)	$(0.72)	$0.22
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.21)	$(0.17)	$(0.14)	$(0.16)
Total distributions	$(0.11)	$(0.22)	$(0.21)	$(0.17)	$(0.14)	$(0.16)
Net asset value — End of period	$9.62	$9.12	$9.45	$9.30	$9.51	$10.37
Total Return(2)	6.69%(3)	(1.22)%	3.89%	(0.34)%	(6.99)%	2.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,791	$1,675	$2,292	$2,663	$2,926	$3,815
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.47%(5)	1.50%	1.46%	1.46%	1.44%	1.44%
Net expenses	1.47%(5)	1.50%	1.46%	1.46%	1.44%	1.44%
Net investment income	2.32%(5)	2.32%	2.31%	1.92%	1.40%	1.59%
Portfolio Turnover	57%(3)	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.16	$9.49	$9.33	$9.54	$10.41	$10.35
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.30	$0.27	$0.23	$0.26
Net realized and unrealized gain (loss)	0.49	(0.33)	0.16	(0.22)	(0.87)	0.06
Total income (loss) from operations	$0.65	$(0.02)	$0.46	$0.05	$(0.64)	$0.32
Less Distributions
From net investment income	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.26)
Total distributions	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.26)
Net asset value — End of period	$9.66	$9.16	$9.49	$9.33	$9.54	$10.41
Total Return(2)	7.17%(3)	(0.26)%	4.99%	0.62%	(6.17)%	3.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,771	$86,182	$72,521	$54,034	$37,901	$26,420
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52%(5)	0.56%	0.51%	0.50%	0.49%	0.49%
Net expenses	0.52%(5)	0.56%	0.51%	0.50%	0.49%	0.49%
Net investment income	3.26%(5)	3.27%	3.26%	2.88%	2.37%	2.53%
Portfolio Turnover	57%(3)	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.53	$9.04	$8.97	$9.18	$9.86	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.21	$0.16	$0.17
Net realized and unrealized gain (loss)	0.47	(0.51)	0.07	(0.21)	(0.68)	0.02
Total income (loss) from operations	$0.62	$(0.22)	$0.35	$0.00(2)	$(0.52)	$0.19
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.21)	$(0.16)	$(0.17)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.21)	$(0.16)	$(0.17)
Net asset value — End of period	$9.00	$8.53	$9.04	$8.97	$9.18	$9.86
Total Return(3)	7.25%(4)	(2.52)%	3.95%	0.05%	(5.31)%	1.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,746	$63,698	$66,445	$66,796	$54,415	$62,712
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.68%(6)	0.72%	0.71%	0.70%	0.66%	0.65%
Net expenses	0.68%(6)	0.72%	0.71%	0.70%	0.66%	0.65%
Net investment income	3.29%(6)	3.27%	3.11%	2.36%	1.64%	1.73%
Portfolio Turnover	27%(4)	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.18	$9.72	$9.65	$9.87	$10.60	$10.58
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.23	$0.16	$0.09	$0.10
Net realized and unrealized gain (loss)	0.50	(0.54)	0.06	(0.22)	(0.73)	0.02
Total income (loss) from operations	$0.62	$(0.30)	$0.29	$(0.06)	$(0.64)	$0.12
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.22)	$(0.16)	$(0.09)	$(0.10)
Total distributions	$(0.12)	$(0.24)	$(0.22)	$(0.16)	$(0.09)	$(0.10)
Net asset value — End of period	$9.68	$9.18	$9.72	$9.65	$9.87	$10.60
Total Return(2)	6.78%(3)	(3.16)%	3.11%	(0.64)%	(6.01)%	1.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,321	$1,978	$2,105	$2,314	$2,505	$4,478
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.43%(5)	1.47%	1.46%	1.45%	1.41%	1.40%
Net expenses	1.43%(5)	1.47%	1.46%	1.45%	1.41%	1.40%
Net investment income	2.54%(5)	2.52%	2.35%	1.60%	0.88%	0.99%
Portfolio Turnover	27%(3)	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.53	$9.04	$8.97	$9.18	$9.86	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.30	$0.23	$0.17	$0.19
Net realized and unrealized gain (loss)	0.46	(0.51)	0.06	(0.21)	(0.67)	0.02
Total income (loss) from operations	$0.62	$(0.20)	$0.36	$0.02	$(0.50)	$0.21
Less Distributions
From net investment income	$(0.15)	$(0.31)	$(0.29)	$(0.23)	$(0.18)	$(0.19)
Total distributions	$(0.15)	$(0.31)	$(0.29)	$(0.23)	$(0.18)	$(0.19)
Net asset value — End of period	$9.00	$8.53	$9.04	$8.97	$9.18	$9.86
Total Return(2)	7.35%(3)	(2.32)%	4.15%	0.25%	(5.12)%	2.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,071	$153,444	$179,160	$166,391	$147,745	$129,437
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.48%(5)	0.52%	0.51%	0.50%	0.46%	0.45%
Net expenses	0.48%(5)	0.52%	0.51%	0.50%	0.46%	0.45%
Net investment income	3.49%(5)	3.47%	3.31%	2.56%	1.84%	1.93%
Portfolio Turnover	27%(3)	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.22	$8.64	$8.58	$8.82	$9.82	$9.65
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.25	$0.20	$0.20
Net realized and unrealized gain (loss)	0.40	(0.43)	0.04	(0.25)	(0.99)	0.21
Total income (loss) from operations	$0.55	$(0.14)	$0.32	$0.00(2)	$(0.79)	$0.41
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.26)	$(0.24)	$(0.20)	$(0.24)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	$(0.14)	$(0.28)	$(0.26)	$(0.24)	$(0.21)	$(0.24)
Net asset value — End of period	$8.63	$8.22	$8.64	$8.58	$8.82	$9.82
Total Return(3)	6.76%(4)	(1.67)%	3.81%	0.10%	(8.10)%	4.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,310	$68,168	$75,777	$79,905	$87,385	$107,117
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.73%(6)	0.74%	0.72%	0.72%	0.69%	0.67%
Net expenses	0.73%(6)	0.74%	0.72%	0.72%	0.69%	0.67%
Net investment income	3.43%(6)	3.38%	3.28%	2.90%	2.13%	2.09%
Portfolio Turnover	33%(4)	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.57	$9.01	$8.94	$9.19	$10.23	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.22	$0.19	$0.13	$0.14
Net realized and unrealized gain (loss)	0.42	(0.44)	0.05	(0.25)	(1.02)	0.20
Total income (loss) from operations	$0.54	$(0.21)	$0.27	$(0.06)	$(0.89)	$0.34
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.20)	$(0.19)	$(0.14)	$(0.18)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	$(0.12)	$(0.23)	$(0.20)	$(0.19)	$(0.15)	$(0.18)
Net asset value — End of period	$8.99	$8.57	$9.01	$8.94	$9.19	$10.23
Total Return(2)	6.27%(3)	(2.43)%	3.12%	(0.65)%	(8.75)%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,003	$3,649	$4,555	$6,058	$6,865	$9,904
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.48%(5)	1.49%	1.47%	1.47%	1.44%	1.42%
Net expenses	1.48%(5)	1.49%	1.47%	1.47%	1.44%	1.42%
Net investment income	2.67%(5)	2.63%	2.52%	2.15%	1.37%	1.35%
Portfolio Turnover	33%(3)	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.24	$8.66	$8.60	$8.83	$9.83	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.30	$0.27	$0.22	$0.22
Net realized and unrealized gain (loss)	0.39	(0.43)	0.04	(0.24)	(0.99)	0.20
Total income (loss) from operations	$0.55	$(0.12)	$0.34	$0.03	$(0.77)	$0.42
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.28)	$(0.26)	$(0.22)	$(0.25)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	$(0.15)	$(0.30)	$(0.28)	$(0.26)	$(0.23)	$(0.25)
Net asset value — End of period	$8.64	$8.24	$8.66	$8.60	$8.83	$9.83
Total Return(2)	6.73%(3)	(1.47)%	4.01%	0.42%	(7.93)%	4.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,439	$72,602	$70,753	$65,632	$59,806	$80,634
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.54%	0.52%	0.52%	0.49%	0.47%
Net expenses	0.53%(5)	0.54%	0.52%	0.52%	0.49%	0.47%
Net investment income	3.63%(5)	3.58%	3.48%	3.10%	2.32%	2.29%
Portfolio Turnover	33%(3)	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.35	$7.79	$7.73	$7.94	$8.83	$8.74
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.29	$0.28	$0.25	$0.21	$0.22
Net realized and unrealized gain (loss)	0.35	(0.44)	0.06	(0.22)	(0.89)	0.09
Total income (loss) from operations	$0.49	$(0.15)	$0.34	$0.03	$(0.68)	$0.31
Less Distributions
From net investment income	$(0.14)	$(0.29)	$(0.28)	$(0.24)	$(0.21)	$(0.22)
Total distributions	$(0.14)	$(0.29)	$(0.28)	$(0.24)	$(0.21)	$(0.22)
Net asset value — End of period	$7.70	$7.35	$7.79	$7.73	$7.94	$8.83
Total Return(2)	6.72%(3)	(1.99)%	4.50%	0.49%	(7.77)%	3.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,270	$80,951	$84,636	$86,461	$90,612	$112,748
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.75%	0.75%	0.74%	0.71%	0.69%
Interest and fee expense(6)	—	—	—	0.10%	0.03%	0.02%
Total expenses	0.74%(5)	0.75%	0.75%	0.84%	0.74%	0.71%
Net expenses	0.74%(5)	0.75%	0.75%	0.84%	0.74%	0.71%
Net investment income	3.71%(5)	3.77%	3.65%	3.24%	2.47%	2.51%
Portfolio Turnover	25%(3)	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.61	$8.07	$8.00	$8.22	$9.14	$9.05
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.23	$0.20	$0.15	$0.16
Net realized and unrealized gain (loss)	0.36	(0.46)	0.07	(0.23)	(0.92)	0.09
Total income (loss) from operations	$0.48	$(0.22)	$0.30	$(0.03)	$(0.77)	$0.25
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.23)	$(0.19)	$(0.15)	$(0.16)
Total distributions	$(0.12)	$(0.24)	$(0.23)	$(0.19)	$(0.15)	$(0.16)
Net asset value — End of period	$7.97	$7.61	$8.07	$8.00	$8.22	$9.14
Total Return(2)	6.28%(3)	(2.77)%	3.82%	(0.42)%	(8.34)%	2.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,139	$3,952	$3,499	$4,188	$5,317	$7,781
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.50%	1.50%	1.49%	1.46%	1.44%
Interest and fee expense(6)	—	—	—	0.10%	0.03%	0.02%
Total expenses	1.49%(5)	1.50%	1.50%	1.59%	1.49%	1.46%
Net expenses	1.49%(5)	1.50%	1.50%	1.59%	1.49%	1.46%
Net investment income	2.97%(5)	3.02%	2.90%	2.49%	1.71%	1.77%
Portfolio Turnover	25%(3)	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.38	$7.82	$7.76	$7.97	$8.86	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.30	$0.27	$0.22	$0.24
Net realized and unrealized gain (loss)	0.34	(0.43)	0.05	(0.22)	(0.88)	0.09
Total income (loss) from operations	$0.49	$(0.13)	$0.35	$0.05	$(0.66)	$0.33
Less Distributions
From net investment income	$(0.15)	$(0.31)	$(0.29)	$(0.26)	$(0.23)	$(0.24)
Total distributions	$(0.15)	$(0.31)	$(0.29)	$(0.26)	$(0.23)	$(0.24)
Net asset value — End of period	$7.72	$7.38	$7.82	$7.76	$7.97	$8.86
Total Return(2)	6.66%(3)	(1.77)%	4.70%	0.70%	(7.55)%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,030	$76,810	$77,160	$68,304	$59,972	$66,737
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.55%	0.55%	0.54%	0.51%	0.49%
Interest and fee expense(6)	—	—	—	0.10%	0.03%	0.02%
Total expenses	0.54%(5)	0.55%	0.55%	0.64%	0.54%	0.51%
Net expenses	0.54%(5)	0.55%	0.55%	0.64%	0.54%	0.51%
Net investment income	3.91%(5)	3.97%	3.85%	3.45%	2.67%	2.71%
Portfolio Turnover	25%(3)	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds had no Floating Rate Notes outstanding during the six months ended January 31, 2026.
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2026.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to January 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$715,819	$1,535,359	$2,015,436	$2,509,973	$7,498,107
Long-term	$1,933,100	$1,903,432	$7,759,698	$9,225,467	$13,288,395
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$112,837,719	$157,513,992	$242,995,349	$148,424,900	$182,446,880
Gross unrealized appreciation	$3,048,976	$3,472,177	$3,706,646	$3,749,658	$4,090,015
Gross unrealized depreciation	(1,097,381)	(533,451)	(2,149,207)	(1,286,132)	(2,966,908)
Net unrealized appreciation	$1,951,595	$2,938,726	$1,557,439	$2,463,526	$1,123,107

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended January 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$177,818	$250,577	$449,181	$270,440	$328,478
Effective Annual Rate	0.34%	0.35%	0.38%	0.36%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended January 31, 2026 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$1,856	$5,132	$3,952	$7,172	$9,296
EVD's Class A Sales Charges	$113	$6,693	$970	$3,401	$5,826
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ —	$223	$8,297	$770
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2026 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$42,576	$39,703	$67,632	$71,587	$85,415
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$5,044	$6,792	$7,943	$13,280	$16,067
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2026 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$1,345	$1,811	$2,118	$3,541	$4,284
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$299	$ —	$ —	$ —	$ —
Class C	$ —	$ —(1)	$507	$ —	$ —
(1)	Amount is less than $100.

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended January 31, 2026 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$29,335,616	$99,731,892	$75,898,382	$47,271,607	$59,772,911
Sales	$17,157,083	$78,204,671	$62,877,995	$57,797,088	$43,112,898
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	194,856	$ 1,728,093	1,444,485	$12,949,474
Issued to shareholders electing to receive payments of distributions in Fund shares	73,951	661,312	137,727	1,222,022
Redemptions	(162,770)	(1,451,585)	(622,675)	(5,461,586)
Net increase	106,037	$ 937,820	959,537	$ 8,709,910
Class C
Sales	1,076	$ 10,737	233	$ 2,306
Issued to shareholders electing to receive payments of distributions in Fund shares	1,630	16,205	3,376	33,339
Redemptions	(6,812)	(67,971)	(31,659)	(316,547)
Net decrease	(4,106)	$ (41,029)	(28,050)	$ (280,902)
Class I
Sales	1,881,174	$16,790,573	2,759,609	$24,473,168
Issued to shareholders electing to receive payments of distributions in Fund shares	109,770	982,393	176,434	1,565,190
Redemptions	(543,086)	(4,826,915)	(1,723,884)	(15,207,563)
Net increase	1,447,858	$12,946,051	1,212,159	$10,830,795

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	652,229	$ 6,177,875	582,023	$ 5,458,149
Issued to shareholders electing to receive payments of distributions in Fund shares	53,081	505,446	104,353	977,798
Redemptions	(317,922)	(3,041,787)	(1,076,162)	(10,048,906)
Net increase (decrease)	387,388	$ 3,641,534	(389,786)	$(3,612,959)
Class C
Sales	38,980	$ 362,548	35,151	$ 332,535
Issued to shareholders electing to receive payments of distributions in Fund shares	1,968	18,668	4,436	41,441
Redemptions	(38,389)	(359,981)	(98,545)	(913,950)
Net increase (decrease)	2,559	$ 21,235	(58,958)	$ (539,974)
Class I
Sales	3,309,172	$31,513,277	4,251,132	$39,671,232
Issued to shareholders electing to receive payments of distributions in Fund shares	127,165	1,212,515	206,589	1,934,346
Redemptions	(756,273)	(7,190,077)	(2,692,136)	(24,906,138)
Net increase	2,680,064	$25,535,715	1,765,585	$16,699,440
Minnesota Fund
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	944,419	$ 8,389,564	1,664,360	$ 14,754,238
Issued to shareholders electing to receive payments of distributions in Fund shares	121,596	1,082,034	238,840	2,116,124
Redemptions	(892,275)	(7,929,127)	(1,791,382)	(15,797,611)
Net increase	173,740	$ 1,542,471	111,818	$ 1,072,751
Class C
Sales	36,685	$ 352,348	118,097	$ 1,126,716
Issued to shareholders electing to receive payments of distributions in Fund shares	2,570	24,586	5,691	54,222
Redemptions	(14,998)	(143,319)	(124,829)	(1,174,708)
Net increase (decrease)	24,257	$ 233,615	(1,041)	$ 6,230

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

Minnesota Fund (continued)
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	3,467,231	$30,642,327	10,284,478	$ 90,976,877
Issued to shareholders electing to receive payments of distributions in Fund shares	271,116	2,412,330	557,391	4,938,778
Redemptions	(2,378,838)	(20,981,900)	(12,685,439)	(111,413,037)
Net increase (decrease)	1,359,509	$12,072,757	(1,843,570)	$(15,497,382)
New Jersey Fund
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	480,118	$ 4,076,179	711,176	$ 6,022,073
Issued to shareholders electing to receive payments of distributions in Fund shares	109,685	936,102	226,098	1,924,480
Redemptions	(616,411)	(5,256,485)	(1,413,253)	(12,036,696)
Net decrease	(26,608)	$ (244,204)	(475,979)	$(4,090,143)
Class C
Sales	777	$ 6,931	53,218	$ 477,347
Issued to shareholders electing to receive payments of distributions in Fund shares	4,882	43,411	11,295	100,248
Redemptions	(97,541)	(869,280)	(144,345)	(1,283,363)
Net decrease	(91,882)	$ (818,938)	(79,832)	$ (705,768)
Class I
Sales	2,734,051	$23,237,909	3,272,604	$27,940,859
Issued to shareholders electing to receive payments of distributions in Fund shares	135,196	1,156,299	280,256	2,388,621
Redemptions	(2,725,202)	(22,954,095)	(2,909,582)	(24,572,609)
Net increase	144,045	$ 1,440,113	643,278	$ 5,756,871

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2026 (Unaudited)			Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	634,906	$ 4,763,467	1,926,577	$14,633,199
Issued to shareholders electing to receive payments of distributions in Fund shares	186,687	1,423,547	365,340	2,793,098
Redemptions	(1,017,959)	(7,761,457)	(2,133,278)	(16,406,289)
Net increase (decrease)	(196,366)	$(1,574,443)	158,639	$ 1,020,008
Class C
Sales	40,765	$ 313,752	180,246	$ 1,408,115
Issued to shareholders electing to receive payments of distributions in Fund shares	7,890	62,302	13,574	107,382
Redemptions	(48,637)	(386,148)	(107,943)	(848,282)
Net increase (decrease)	18	$ (10,094)	85,877	$ 667,215
Class I
Sales	1,929,689	$14,757,987	3,312,572	$25,210,659
Issued to shareholders electing to receive payments of distributions in Fund shares	151,340	1,158,573	282,983	2,170,345
Redemptions	(1,228,435)	(9,365,001)	(3,043,443)	(23,185,781)
Net increase	852,594	$ 6,551,559	552,112	$ 4,195,223
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$106,477,870	$ —	$106,477,870
Taxable Municipal Obligations	—	4,078,108	—	4,078,108
Short-Term Investments:
Money Market Fund	1,235,438	—	—	1,235,438
U.S. Treasury Obligations	—	2,997,898	—	2,997,898
Total Investments	$1,235,438	$113,553,876	$ —	$114,789,314
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$145,854,509	$ —	$145,854,509
Taxable Municipal Obligations	—	6,534,458	—	6,534,458
Short-Term Investments:
Money Market Fund	2,068,944	—	—	2,068,944
U.S. Treasury Obligations	—	5,994,807	—	5,994,807
Total Investments	$2,068,944	$158,383,774	$ —	$160,452,718
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$244,552,788	$ —	$244,552,788
Total Investments	$ —	$244,552,788	$ —	$244,552,788
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$138,602,008	$ —	$138,602,008
Taxable Municipal Obligations	—	4,706,732	—	4,706,732
Short-Term Investments	7,579,686	—	—	7,579,686
Total Investments	$7,579,686	$143,308,740	$ —	$150,888,426
Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$182,045,025	$ —	$182,045,025
Taxable Municipal Obligations	—	1,524,962	—	1,524,962
Total Investments	$ —	$183,569,987	$ —	$183,569,987

MUNI5-NCSR    1.31.26

Eaton Vance
Municipal Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2026
Eaton Vance
Municipal Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.3%
Security	Shares	Value
BlackRock California Municipal Income Trust	188,057	$ 2,108,119
Total Closed-End Funds (identified cost $2,019,658)		$ 2,108,119

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.311%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$413	$ 412,942
Total Tax-Exempt Mortgage-Backed Securities (identified cost $412,960)		$ 412,942

Tax-Exempt Municipal Obligations — 89.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$1,490	$ 1,484,276
Virginia Resources Authority, (Pooled Financing Program), 4.125%, 11/1/40	190	202,262
		$ 1,686,538
Education — 6.1%
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	$3,510	$ 3,148,220
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	260	260,445
Clemson University, SC:
5.00%, 5/1/43	195	212,417
5.00%, 5/1/50	475	499,514
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 5.00%, 6/1/35(1)	1,160	1,207,221
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/43	105	113,573
5.00%, 7/1/44	300	321,406
5.00%, 7/1/45	85	89,893
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 4.125%, 7/1/41	545	545,086
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/43	$150	$ 163,665
5.00%, 6/1/45	200	212,820
5.00%, 6/1/49	1,365	1,419,230
5.00%, 6/1/56	995	1,026,203
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,250	2,326,369
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	2,151,883
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/44	430	475,803
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	10	9,681
5.00%, 10/1/43	570	602,123
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 2.30%, 4/1/35(3)	1,200	1,200,000
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,160	2,067,062
5.00%, 10/1/48	1,650	1,723,168
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,095	3,102,493
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,710,047
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	854,501
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	235	237,135
5.00%, 12/15/38(1)	2,690	2,730,220
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	140,019
5.00%, 6/15/49(1)	260	239,108
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	802,961
5.00%, 4/1/50(1)	1,060	983,958
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,123,801
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,500	1,411,202
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/39	2,095	2,368,117

1
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center), 5.00%, 4/1/50	$845	$ 865,142
Texas Tech University System, 4.00%, 2/15/43	1,345	1,347,163
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	1,250	1,239,032
University of Alabama:
3.00%, 6/1/38	1,280	1,208,687
4.00%, 7/1/43	1,240	1,246,665
4.00%, 7/1/54	90	82,099
University of Texas System, 5.00%, 8/15/38(4)	905	1,087,452
Vermont Educational and Health Buildings Financing Agency, (Middlebury College):
5.00%, 11/1/39	1,825	2,024,837
5.00%, 11/1/40	1,150	1,265,431
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	370	391,175
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	3,065	2,801,963
		$ 49,038,990
Electric Utilities — 1.2%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$710	$ 701,937
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,129,980
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,030	1,030,458
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,120,830
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,681,325
5.25%, 12/1/33	1,870	2,143,242
5.25%, 12/1/34	1,910	2,178,072
		$ 9,985,844
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 54,858
		$ 54,858
General Obligations — 18.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,765	$ 4,607,609
Anne Arundel County, MD:
4.00%, 10/1/52	1,000	961,319
5.00%, 10/1/42	2,435	2,731,504
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Anne Arundel County, MD: (continued)
5.00%, 10/1/46	$1,340	$ 1,377,457
Baldwin County, AL, 5.00%, 4/1/43	270	290,533
Bath Community Schools, MI:
5.00%, 5/1/41	250	278,115
5.00%, 5/1/42	500	549,704
Beaufort County School District, SC, 4.00%, 3/1/46(4)	2,330	2,243,415
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	3,006,196
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	2,030	1,937,565
3.25%, 8/1/44	3,830	3,382,618
Bradley, IL:
5.00%, 12/15/43	1,210	1,291,069
5.00%, 12/15/44	850	896,584
Caddo Parish Parishwide School District, LA:
4.00%, 3/1/44(4)	290	284,170
4.125%, 3/1/45(4)	580	567,518
Caledonia Community Schools, MI:
5.00%, 5/1/42	500	549,704
5.00%, 5/1/43	500	542,632
California, 5.00%, 11/1/42	5,000	5,510,474
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	2,395	2,652,199
Cecil County, MD, 4.50%, 8/1/53	2,730	2,743,204
Charter Township of White Lake, MI, 5.00%, 3/1/45	700	744,548
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,977,471
5.00%, 12/1/42	4,475	4,428,329
5.25%, 12/1/35	935	935,022
5.25%, 12/1/39	5,365	5,307,490
5.50%, 12/1/37	5,000	5,262,622
5.50%, 12/1/45	500	502,712
Connecticut, 5.00%, 8/15/41	1,000	1,132,746
Cromwell, CT:
4.00%, 4/15/45	30	30,517
4.125%, 4/15/50	1,315	1,336,303
4.25%, 4/15/55	25	25,177
Cupertino Union School District, CA, (Election of 2024), 5.75%, 8/1/43	1,500	1,777,042
Dallas Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/47(4)	1,200	1,185,629
Darien, CT, 4.00%, 4/15/39	550	580,031
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,765	3,104,693

2
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
East Grand Rapids Public School District, MI:
5.00%, 5/1/45(4)	$595	$ 638,740
5.00%, 5/1/52(4)	2,070	2,144,749
East Jackson Community Schools, MI:
5.00%, 5/1/41	640	711,974
5.00%, 5/1/43	250	271,316
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,204,256
Fairfield, CT, 4.00%, 7/1/42	305	314,321
Falls Church, VA, 3.00%, 7/15/42	1,445	1,255,519
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	105	104,068
Glendale Community College District, CA, (Election of 2024), 4.125%, 8/1/50	310	304,306
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,716,693
4.00%, 2/15/35	2,000	2,001,060
Grand Rapids, MI, 5.00%, 4/1/44	300	324,747
Grayson County Junior College District, TX, 4.00%, 2/15/49	1,890	1,734,549
Grosse Pointe Public School System, MI:
5.00%, 5/1/43	500	540,614
5.00%, 5/1/44	550	589,532
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	1,185,636
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/37	250	161,952
0.00%, 8/1/40	480	259,043
0.00%, 8/1/41	400	201,972
0.00%, 8/1/44	350	143,592
Huffman Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	1,930	2,120,248
Illinois:
4.00%, 7/1/37	1,970	1,984,002
5.50%, 5/1/39	1,980	2,129,221
5.75%, 5/1/45	1,770	1,871,787
Islip, NY:
4.00%, 4/1/41	745	777,701
4.125%, 4/1/42	650	674,823
Kenosha County, WI:
1.50%, 9/1/29	445	422,387
1.50%, 9/1/30	360	332,943
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/48	1,295	1,249,267
Knox Warren ETC Counties Community College District No. 518, IL, 3.375%, 12/1/35	1,170	1,170,130
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lafourche Parish School District No. 1, LA:
5.00%, 3/1/42	$550	$ 586,382
5.00%, 3/1/45	955	987,274
Lincoln Consolidated School District, MI:
5.00%, 5/1/36(4)	615	716,721
5.00%, 5/1/38(4)	550	628,248
5.00%, 5/1/40(4)	500	560,705
Long Beach Community College District, CA:
5.00%, 8/1/44	705	784,451
5.00%, 8/1/45	1,250	1,373,757
Lynchburg, VA, 2.375%, 8/1/40	1,245	1,016,947
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,635	2,463,082
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	15	14,956
Maryland, 3.00%, 8/1/31	70	70,190
Mecklenburg County, NC, 2.00%, 3/1/36	2,000	1,744,512
Menlo Park City School District, CA, (Election of 2024), 4.00%, 7/1/53	1,855	1,795,544
Metropolitan District, CT:
4.00%, 9/1/42	2,000	2,046,638
4.125%, 9/1/43	1,925	1,967,296
Metropolitan Government of Nashville and Davidson County, TN:
4.00%, 1/1/44	295	294,275
4.00%, 1/1/45	420	410,647
Montgomery County, MD, (SPA: U.S. Bank, N.A.), 2.95%, 11/1/37(5)	1,000	1,000,000
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,425	1,540,455
New York, NY:
5.25%, 10/1/51	3,500	3,678,979
(SPA: JPMorgan Chase Bank, N.A.), 3.25%, 3/1/40(5)	2,250	2,250,000
Oak Grove School District, CA, (Election of 2022):
5.00%, 8/1/45	1,000	1,100,685
5.00%, 8/1/47	1,330	1,432,537
5.00%, 8/1/51	485	512,867
Oklahoma City, OK, 3.00%, 3/1/37	2,070	1,955,777
Oklahoma County, OK, 4.00%, 11/1/44	155	154,200
Oregon, 5.00%, 5/15/50	1,805	1,857,732
Oregon City School District No. 62, OR, 5.00%, 6/15/43	785	868,263
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/42	1,400	1,532,433
Pioneer School District No. 402, WA, 5.00%, 12/1/38	190	215,526
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	855	855,812

3
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portage Community School District, WI, 5.00%, 3/1/41	$200	$ 217,533
Prince George's County, MD, 5.00%, 8/1/42	330	370,584
Puerto Rico, 0.00%, 7/1/33	489	358,590
Richland County, SC, 5.00%, 3/1/39	1,000	1,150,467
Richmond, VA, 2.00%, 7/15/36	250	211,469
Rockwall County, TX:
4.00%, 2/1/45(4)	910	890,074
4.125%, 2/1/46(4)	1,105	1,078,072
Salinas Union High School District, CA, (Election of 2020), 5.00%, 8/1/44	750	831,337
Salinas Union High School District, CA, (Election of 2024), 5.00%, 8/1/42	215	245,553
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	105	99,729
Santa Monica-Malibu Unified School District, CA, (Election of 2024), 4.25%, 8/1/52	540	540,571
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,420	1,424,130
Spring Lake Public Schools, MI, 5.00%, 5/1/39	500	568,801
Storey County School District, NV, (PSF Guaranteed), 4.00%, 6/1/44	365	365,577
Suffolk, VA:
4.00%, 2/1/41	1,605	1,667,186
4.00%, 2/1/42	190	195,248
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54	4,150	4,385,354
Virginia, 4.00%, 6/1/41	545	570,010
Washington and Clackamas Counties School District No. 23J, OR, 5.00%, 6/15/44	1,875	2,049,481
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,375	1,449,974
		$148,361,700
Hospital — 8.5%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.25%, 1/1/46(5)	$2,000	$ 2,000,000
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,132,671
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.10%, 7/1/60(3)	2,000	2,000,000
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,668,332
6.00%, 6/1/51	4,715	4,717,650
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,845,087
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	395	362,810
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	$505	$ 502,071
4.00%, 11/1/30	1,605	1,591,191
5.00%, 11/1/26	1,375	1,385,094
5.00%, 11/1/27	1,440	1,462,152
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,026,065
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,110	1,051,616
4.00%, 1/1/48	2,865	2,548,124
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	600	714,857
5.00%, 5/15/40	330	387,537
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,790,515
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,510,966
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,698,451
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,732,877
4.00%, 11/15/49	2,640	2,290,364
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,635
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,238,919
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,261,700
5.25%, 4/1/34	1,700	1,224,000
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 3.20%, 7/1/52(5)	3,750	3,750,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	486,225
5.00%, 11/15/33	400	434,181
5.00%, 11/15/35	375	404,371
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,551,781
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	3,080	2,931,803
University of California Medical Center, 2.65%, 5/15/45(5)	2,250	2,250,000

4
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	$1,220	$ 1,061,268
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 3.15%, 7/1/42(5)	2,100	2,100,000
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,290	3,005,294
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,236,020
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,149
		$ 68,857,776
Housing — 9.2%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$1,410	$ 1,416,436
Alaska Housing Finance Corp., 4.65%, 6/1/51	1,445	1,433,595
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,902,638
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,156,892
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	625	596,097
1.10%, 11/15/29	3,150	2,900,961
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	200	201,066
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,845	2,846,813
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,685,175
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.20%, 7/1/47(5)	2,300	2,300,000
Inlivian, NC, (Barton South), (FNMA), 5.05%, 2/1/43	1,395	1,499,295
King County Housing Authority, WA, 5.00%, 7/1/40	395	419,092
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	2,510	2,515,015
Maine Housing Authority, Social Bonds, 4.50%, 11/15/45	525	518,613
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	770	778,243
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,005	1,017,523
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,948,080
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.45%, 7/1/44	$3,175	$ 3,189,089
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	287,872
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Trinity Flats Apartments), (FNMA), 5.10%, 7/1/44	585	624,242
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	1,995,333
Social Bonds, 4.45%, 12/1/49	700	677,403
Social Bonds, 4.50%, 12/1/40	2,200	2,277,803
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,233,123
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	80	80,806
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	1,860	1,879,863
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	315	316,573
Nevada Housing Division:
(FHLMC), (FNMA), (GNMA), 4.55%, 10/1/45	1,600	1,591,841
(FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	500	501,089
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	826,486
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,572,487
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.20%, 7/1/49(5)	2,400	2,400,000
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,234,971
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,820	1,850,580
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	2,008,573
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,263,484
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	310	319,735
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,652,730
5.00%, 6/1/39	1,595	1,623,669

5
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	$3,200	$ 3,182,510
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,480	2,561,021
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group), 5.00%, 12/1/35	5,915	6,338,168
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,510	1,557,467
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	2,055,039
Virginia Housing Development Authority, 5.125%, 11/1/43	150	156,683
		$ 74,394,174
Industrial Development Revenue — 4.4%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.25%, 7/1/49(5)	$4,000	$ 4,000,000
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,001,640
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	2,545	2,590,247
(AMT), 5.50%, 7/15/36	3,750	4,106,603
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,670	2,492,640
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,586,959
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	15	15,060
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,497,186
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,135,910
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,156,785
(AMT), 6.00%, 4/1/35	1,385	1,533,234
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,453,742
		$ 35,570,006
Security	Principal Amount (000's omitted)	Value
Insured - Education — 1.5%
College of Charleston, SC, (AG), 4.25%, 4/1/45	$3,555	$ 3,532,132
Eastern Michigan University:
(BAM), 5.00%, 3/1/41	245	269,747
(BAM), 5.00%, 3/1/42	770	835,560
(BAM), 5.00%, 3/1/43	1,240	1,323,916
(BAM), 5.00%, 3/1/44	1,280	1,352,567
(BAM), 5.25%, 3/1/50	1,840	1,920,168
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	2,360	2,183,105
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana University South Quad), (AG), 5.00%, 7/1/40	700	778,254
Western Michigan University, (AG), 5.00%, 11/15/45	60	63,461
		$ 12,258,910
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority:
(AG), 5.00%, 7/1/26	$280	$ 281,202
(NPFG), 5.25%, 7/1/29	1,110	1,126,203
(NPFG), 5.25%, 7/1/30	530	539,379
(NPFG), 5.25%, 7/1/34	100	101,550
West Memphis, AR, Public Utility System Revenue:
(BAM), 4.25%, 12/1/45	1,490	1,455,036
(BAM), 4.375%, 12/1/50	895	854,541
		$ 4,357,911
Insured - General Obligations — 5.3%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	$1,585	$ 1,712,038
(BAM), 5.25%, 8/1/54	2,270	2,440,754
Bromley Park Metropolitan District No. 3, CO, (AG), 4.00%, 12/1/44	685	647,226
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/45	725	811,581
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,536,959
(NPFG), 0.00%, 12/1/28	1,560	1,416,676
Cook County High School District No. 220, IL, (BAM), 5.00%, 12/1/45	555	571,929
Cook County School District No. 169, IL, (AG), 5.25%, 12/1/40(4)	535	597,440
Fort Bend County Municipal Management District No. 1, TX, (AG), 3.50%, 9/1/49	130	110,970
Gadsden, AL:
(BAM), 5.00%, 9/30/41	265	297,083

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Gadsden, AL: (continued)
(BAM), 5.00%, 10/1/42	$650	$ 719,829
Generation Park Management District, TX, (AG), 3.50%, 9/1/45	1,930	1,710,304
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	2,131,835
Harris County Municipal Utility District No. 55, TX, (AG), 3.00%, 2/1/42	1,350	1,212,746
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/45	450	487,123
Helena High School District No. 1, MT, (BAM), 5.00%, 7/1/46	130	137,443
Johnson and Miami Counties Unified School District No. 230, KS, (AG), 6.00%, 9/1/40	1,700	2,043,328
Kalamazoo Charter Township Building Authority, MI, (BAM), 4.25%, 4/1/48(4)	2,910	2,801,333
Kankakee Iroquois Ford ETC Counties Community Unit School District No. 2, IL:
(BAM), 4.50%, 12/1/50	1,440	1,424,088
(BAM), 5.00%, 12/1/45	500	526,341
(BAM), 5.00%, 12/1/46	45	46,873
(BAM), 5.25%, 12/1/51	1,975	2,075,860
Mount Horeb Area School District, WI, (AG), 4.00%, 3/1/42	2,050	2,068,461
Mount Vernon, IL:
(BAM), 5.00%, 12/15/37(4)	865	930,688
(BAM), 5.00%, 12/15/39(4)	705	752,905
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	1,000	1,068,137
Nassau County, NY, (AG), 4.00%, 4/1/44	590	583,847
North Platte, NE, (AG), 4.375%, 12/15/41	275	278,462
Pontiac, MI, (BAM), 5.00%, 4/1/45	315	329,081
Raindance Metropolitan District No. 2, CO, (BAM), 4.00%, 12/1/44	840	811,385
Shreveport, LA, (AG), 5.25%, 3/1/42	565	626,532
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39	1,525	1,726,420
Steel Valley School District, PA:
(BAM), 4.375%, 11/1/47(4)	505	497,265
(BAM), 4.625%, 11/1/54(4)	1,000	987,609
Sterling, IL:
(BAM), 5.00%, 11/1/36	500	571,852
(BAM), 5.00%, 11/1/40	1,140	1,261,197
(BAM), 5.00%, 11/1/42	350	378,086
(BAM), 5.00%, 11/1/43	395	423,372
(BAM), 5.00%, 11/1/44	290	307,106
(BAM), 5.00%, 11/1/45	520	544,733
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Washington County Elementary School District No. 6, AZ, (BAM), 5.00%, 7/1/40	$500	$ 559,503
Waterstone Metropolitan District No. 1, CO:
(AG), 5.25%, 12/1/40	500	545,861
(AG), 5.25%, 12/1/45	300	317,379
Will County Community Unit School District No. 209-U, IL:
(AG), 5.00%, 2/1/29(4)	145	154,420
(AG), 5.00%, 2/1/37(4)	225	252,459
(AG), 5.00%, 2/1/38(4)	150	166,839
Yonkers, NY:
(AG), 4.125%, 2/1/45(4)	740	731,687
(AG), 5.00%, 2/1/44(4)	450	483,572
		$ 42,818,617
Insured - Hospital — 0.5%
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/51	$2,500	$ 1,759,772
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	2,745	2,532,799
		$ 4,292,571
Insured - Housing — 0.0%†
University of Idaho:
(AG), 5.00%, 4/1/33	$205	$ 235,803
(AG), 5.50%, 4/1/45	60	66,257
		$ 302,060
Insured - Lease Revenue/Certificates of Participation — 0.1%
Mason Building Authority, MI, (BAM), 4.25%, 10/1/50	$70	$ 66,994
Westfield-Washington Multi-School Building Corp., IN, (BAM), 5.00%, 7/15/43	755	810,787
		$ 877,781
Insured - Special Tax Revenue — 1.7%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/44	$450	$ 485,402
(AG), 5.00%, 7/1/45	500	532,514
(AG), 5.00%, 7/1/46	650	685,436
Centerton, AR, Sales and Use Tax Revenue, (AG), 4.125%, 11/1/49	25	24,180
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.25%, 6/1/42	450	501,932
Elk Grove Finance Authority, CA, (AG), 5.00%, 9/1/47	600	633,132

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Fort Smith, AR, Sales and Use Tax Revenue:
(AG), 5.00%, 11/1/42	$500	$ 547,731
(AG), 5.00%, 11/1/43	85	91,798
Gilbert Community School District, IA, Services and Use Tax Revenue:
(AG), 4.00%, 6/1/40	500	507,519
(AG), 4.125%, 6/1/41	885	897,121
Rampart Range Metropolitan District No. 1, CO:
(AG), 5.00%, 12/1/45	310	320,764
(AG), 5.25%, 12/1/50	690	717,653
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,220,631
San Clemente Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/40	545	627,516
(BAM), 5.00%, 9/1/44	2,225	2,439,869
South Manvel Development Authority, TX, (AG), 4.00%, 4/1/41(4)	400	394,639
		$ 13,627,837
Insured - Transportation — 1.2%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/41	$250	$ 277,444
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 4.00%, 1/1/46	4,975	4,547,096
(AG), (AMT), 5.25%, 1/1/38	900	993,597
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	1,250	1,208,122
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	185	186,159
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AG), (AMT), 4.00%, 7/1/32	2,000	2,000,066
		$ 9,212,484
Insured - Water and Sewer — 1.1%
Bennett, CO, Wastewater Revenue:
(AG), 4.125%, 12/1/49	$2,195	$ 2,085,883
(AG), 5.00%, 12/1/41	825	907,746
Central Weld County Water District, CO, (BAM), 5.00%, 12/1/54	425	437,495
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/43	250	268,433
(BAM), 5.00%, 1/1/45	465	490,321
Hot Springs, AR, Wastewater Revenue:
Green Bonds, (BAM), 4.125%, 12/1/45	625	603,166
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Hot Springs, AR, Wastewater Revenue: (continued)
Green Bonds, (BAM), 4.375%, 12/1/50	$575	$ 548,195
Kokomo, IN, Sewage Works Revenue, (BAM), 4.50%, 8/1/50	115	112,061
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/39	2,500	2,808,426
Southwestern Pennsylvania Water Authority, (AG), 3.00%, 9/15/32	450	450,061
		$ 8,711,787
Lease Revenue/Certificates of Participation — 3.3%
Anderson School Building Corp., IN:
5.00%, 1/15/35	$150	$ 173,967
5.00%, 1/15/37	275	318,647
5.00%, 1/15/38	200	231,749
Barren County Public Properties Corp., KY, (Judicial Center), 4.00%, 12/1/43	780	757,425
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/41	800	884,915
5.00%, 7/15/42	1,000	1,092,955
Castle Rock, CO:
5.00%, 12/1/46(4)	325	340,966
5.25%, 12/1/43	1,040	1,145,422
5.25%, 12/1/50(4)	280	294,979
College of Western Idaho:
4.25%, 8/1/45	450	436,648
4.50%, 8/1/55	295	285,455
5.25%, 8/1/50	470	491,183
Crothersville 2000 School Building Corp., IN:
5.00%, 1/15/41	500	546,377
5.00%, 1/15/43	300	320,389
5.00%, 1/15/44	200	211,440
Evergreen Park and Recreation District, CO, 4.375%, 12/1/43	115	117,331
Hamilton Southeastern Consolidated School Building Corp., IN, 5.00%, 7/15/41	310	344,738
Hancock County Redevelopment Authority, IN, 4.125%, 2/15/45	365	346,219
Idaho Housing and Finance Association, 4.00%, 8/15/48	4,080	3,853,711
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/44	1,060	1,133,332
Lakeland School Building Corp., IN:
5.00%, 7/15/43	475	507,283
5.00%, 1/15/45	180	188,312

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	$2,120	$ 2,163,482
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools), 5.00%, 9/1/39	770	820,861
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/37	420	470,967
5.00%, 7/15/38	400	445,419
Oklahoma Development Finance Authority, 4.00%, 6/1/43	35	34,600
Pennsylvania, 5.00%, 7/1/43	2,160	2,211,251
Richland-Bean Blossom 2000 School Building Corp., IN, 5.00%, 7/15/43	535	581,037
Snowmass Village, CO, 4.25%, 12/1/40	715	734,203
Southmont School Building Corp., IN, 5.00%, 7/15/41	525	578,520
Summerville Municipal Facilities Corp., SC, (Town of Summerville):
4.50%, 10/1/55	315	307,730
5.00%, 10/1/50	475	495,070
Telluride, CO, 5.00%, 12/1/45	350	371,728
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/33	50	57,355
Vail, CO, 5.375%, 12/1/55	1,045	1,106,319
Virginia Public Building Authority, 4.00%, 8/1/41	830	841,121
Westfield Redevelopment Authority, IN, 4.125%, 7/15/44	155	150,812
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	701,402
Winston-Salem, NC:
5.00%, 6/1/36	415	480,864
5.00%, 6/1/42	290	320,325
		$ 26,896,509
Other Revenue — 3.5%
Black Belt Energy Gas District, AL:
2.65%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,972,086
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,652,139
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	7,610	8,035,484
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.98%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,297,439
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	545	557,784
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,450	1,481,273
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kalispel Tribe of Indians, WA: (continued)
Series B, 5.00%, 1/1/32(1)	$1,000	$ 1,021,567
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,119,717
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,801,756
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,337,139
5.00% to 6/1/35 (Put Date), 1/1/56	500	520,924
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.37%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	860	860,097
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.32%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	740	741,424
		$ 28,398,829
Senior Living/Life Care — 7.1%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$1,275	$ 1,221,509
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,732,457
5.00%, 11/15/27	1,320	1,321,941
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	776,163
5.00%, 11/1/27	325	331,113
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	306,174
5.00%, 11/15/29	315	321,485
5.00%, 11/15/30	330	336,791
5.375%, 11/15/55	300	297,901
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	602,790
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/26	350	351,763
5.00%, 5/15/27	400	409,326
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	285	286,322
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	509,751
5.00%, 12/1/39	370	370,749
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	140	140,417

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Howard County, MD, (Vantage House):
5.00%, 4/1/26	$345	$ 345,647
5.00%, 4/1/36	1,985	1,998,546
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,258
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.98%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,087,648
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	750	773,590
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	312,795
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	203,291
4.00%, 12/1/31	150	152,261
4.00%, 12/1/32	200	202,487
4.00%, 12/1/33	100	101,043
4.00%, 12/1/34	200	201,621
4.00%, 12/1/35	350	352,018
4.00%, 12/1/36	350	350,923
4.00%, 12/1/38	400	398,244
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,906,901
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	929,201
5.75%, 7/1/54(1)	1,725	1,726,134
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,280,671
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	437,613
5.00%, 7/1/33	285	287,940
5.00%, 7/1/34	195	196,484
5.00%, 7/1/39	2,450	2,459,043
5.00%, 7/1/49	3,020	2,718,772
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	835	836,673
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,183
5.00%, 5/15/30	300	300,214
5.00%, 5/15/31	775	789,300
5.00%, 5/15/32	650	661,501
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,562,473
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	$1,195	$ 1,232,553
5.00%, 5/15/39	480	486,193
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	625	633,206
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,697,775
5.00%, 4/1/29	1,000	1,013,675
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,976,316
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	518,582
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,409,486
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	551,309
5.00%, 11/15/29	400	408,380
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	586,984
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,022,483
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	195	194,899
5.00%, 7/1/31(1)	985	988,188
Washington Housing Finance Commission, (Horizon House):
4.50%, 1/1/34	1,500	1,503,487
6.00%, 1/1/46	3,790	3,810,131
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	145	145,432
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	849,989
5.00%, 1/1/28(1)	445	455,910
5.00%, 1/1/29(1)	460	476,099
5.00%, 1/1/34(1)	500	516,941
		$ 56,993,145
Special Tax Revenue — 2.5%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 298,513

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Baltimore, MD, (Harbor Point): (continued)
3.50%, 6/1/39(1)	$650	$ 602,307
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	509,593
2.55%, 7/1/46	1,265	896,483
4.50%, 7/1/44	675	695,649
Connecticut, Special Tax Obligation Bonds, 5.00%, 7/1/44	3,755	4,117,984
Durango, CO, Sales and Use Tax Revenue:
5.00%, 12/1/42	100	111,509
5.00%, 12/1/43	250	275,215
5.00%, 12/1/44	450	488,958
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,465	1,647,004
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,710	1,639,917
Juban Crossing Economic Development District, LA, (General Infrastructure Projects):
5.00%, 9/15/49	1,960	1,967,737
6.00%, 9/15/45	370	390,690
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	500	561,545
5.00%, 7/1/37	500	557,026
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	15	13,867
4.25%, 12/1/54	300	281,777
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	2,068,836
Omaha, NE, Special Tax Revenue Redevelopment Bonds, 4.00%, 4/15/54	1,750	1,599,490
Oxford City Board of Education, AL, 4.00%, 5/1/50	1,005	904,278
South Village Community Development District, FL:
3.25%, 5/1/27	95	94,930
4.35%, 5/1/26	60	60,094
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	500	506,618
		$ 20,290,020
Student Loan — 0.4%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.125%, 11/15/40	$2,390	$ 2,389,877
(AMT), 5.00%, 11/15/39	365	384,982
		$ 2,774,859
Security	Principal Amount (000's omitted)	Value
Transportation — 8.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), Toll Bridge Revenue, 2.73%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,197,312
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	3,000	3,304,082
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/38	2,485	2,724,361
(AMT), 5.00%, 1/1/39	1,500	1,634,702
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,795,451
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,000	1,094,091
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	3,080	3,257,333
Maryland Transportation Authority, 4.00%, 7/1/45	1,940	1,893,527
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,052,648
Metropolitan Transportation Authority, NY, (LOC: Truist Bank), 3.20%, 11/1/32(5)	1,750	1,750,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/38	1,600	1,732,686
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,422,787
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,027,769
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,784,848
(AMT), 5.00%, 5/1/37	2,100	2,140,119
(AMT), 5.00%, 5/1/37	3,000	3,057,313
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 6.50%, 6/30/60	2,500	2,762,011
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	1,990	1,994,066
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	5,067,552
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/44	5,000	5,121,579
(AMT), 5.25%, 5/1/42	4,000	4,398,494
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,203,578
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 3.20%, 1/1/33(5)	1,025	1,025,000
Virginia Port Authority, 5.25%, 7/1/50	3,425	3,627,276
		$ 70,068,585

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.5%
Allegheny County Sanitary Authority, PA, 4.00%, 12/1/41	$2,550	$ 2,600,375
Arkansas Development Finance Authority, 5.00%, 6/1/43	650	714,920
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/47	1,580	1,534,841
Broomfield City and County, CO, Water Revenue, 5.00%, 12/1/41	500	571,691
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	2,500	2,285,669
King County, WA, Sewer Revenue, (SPA: U.S. Bank, N.A.), 3.15%, 1/1/65(5)	4,000	4,000,000
Montgomery Water Works and Sanitary Sewer Board, AL, 5.00%, 9/1/44	575	625,664
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/47	2,495	2,658,882
(SPA: Barclays Bank PLC), 3.20%, 6/15/53(5)	5,500	5,500,000
(SPA: JPMorgan Chase Bank, N.A.), 3.25%, 6/15/44(5)	1,700	1,700,000
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.20%, 5/1/54(5)	2,000	2,000,000
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/50	875	923,226
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	270,488
5.00%, 12/1/38	105	120,012
5.00%, 12/1/39	85	96,435
5.00%, 12/1/40	120	135,021
5.00%, 12/1/41	150	168,391
5.00%, 12/1/42	215	238,504
5.00%, 12/1/43	140	153,289
5.00%, 12/1/45	220	235,367
5.00%, 12/1/49	100	104,371
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,338,962
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/40	195	216,801
		$ 28,192,909
Total Tax-Exempt Municipal Obligations (identified cost $709,486,893)		$718,024,700

Taxable Municipal Obligations — 7.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Connecticut Health and Educational Facilities Authority, (Trinity College), 5.894%, 6/1/51	$1,215	$ 1,227,236
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	1,000	1,066,463
University of California:
3.349%, 7/1/29	1,150	1,134,479
3.75%, 7/1/41(3)	5,530	5,530,000
		$ 8,958,178
General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$1,355	$ 1,399,238
California:
7.50%, 4/1/34(6)	2,310	2,681,517
7.55%, 4/1/39(6)	2,725	3,279,756
Chicago, IL:
7.375%, 1/1/33	2,862	3,060,834
7.781%, 1/1/35	2,590	2,841,318
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	557,168
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,268,625
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	958,069
		$ 16,046,525
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$995	$ 1,025,338
		$ 1,025,338
Housing — 2.2%
Maine Housing Authority, (SPA: TD Bank, N.A.), 3.70%, 11/15/50(3)	$8,000	$ 8,000,000
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 3.72%, 11/1/45(3)	4,000	4,000,000
Social Bonds, (SPA: TD Bank, N.A.), 3.70%, 11/1/55(3)	6,000	6,000,000
		$ 18,000,000
Insured - General Obligations — 0.6%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$675	$ 565,776
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,002,530

12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Peralta Community College District, CA, (NPFG), (LOC: Barclays Bank PLC), 3.72%, 8/5/31(3)	$2,740	$ 2,740,000
Yonkers, NY:
(AG), 4.62%, 2/1/32(4)	150	150,455
(AG), 4.67%, 2/1/33(4)	260	260,726
		$ 4,719,487
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue, (AG), 2.434%, 8/15/33	$1,505	$ 1,311,588
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,313,681
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AG), 4.00%, 9/1/26	500	499,330
		$ 3,124,599
Insured - Transportation — 0.1%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/38	$2,500	$ 1,240,829
		$ 1,240,829
Special Tax Revenue — 0.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 2,004,378
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,255	3,298,433
		$ 5,302,811
Total Taxable Municipal Obligations (identified cost $58,527,334)		$ 58,417,767

Short-Term Investments — 5.3%
Money Market Fund — 0.3%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.03%(7)	2,531,732	$ 2,531,985
Total Money Market Fund (identified cost $2,531,985)		$ 2,531,985

U.S. Treasury Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/3/26	$10,000	$ 9,999,005
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 2/5/26	$20,000	$ 19,994,021
0.00%, 2/10/26	10,000	9,992,066
Total U.S. Treasury Obligations (identified cost $39,981,057)		$ 39,985,092
Total Short-Term Investments (identified cost $42,513,042)		$ 42,517,077
Total Investments — 101.8% (identified cost $812,959,887)		$821,480,605
Other Assets, Less Liabilities — (1.8)%		$(14,464,212)
Net Assets — 100.0%		$807,016,393
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $35,682,451 or 4.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(7)	The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	14.1%
Others, representing less than 10% individually	82.4%

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 12.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Statement of Assets and Liabilities (Unaudited)

January 31, 2026
Assets
Investments, at value (identified cost $812,959,887)	$821,480,605
Interest and dividends receivable	7,457,998
Receivable for investments sold	2,867,087
Receivable for Fund shares sold	1,118,295
Receivable from affiliates	16,671
Trustees' deferred compensation plan	78,299
Total assets	$833,018,955
Liabilities
Payable for investments purchased	$482,972
Payable for when-issued securities	23,554,371
Payable for Fund shares redeemed	1,119,733
Distributions payable	153,011
Payable to affiliates:
Investment adviser and administration fee	397,831
Distribution and service fees	22,548
Sub-transfer agency fee	2,896
Trustees' deferred compensation plan	78,299
Accrued expenses	190,901
Total liabilities	$26,002,562
Net Assets	$807,016,393
Sources of Net Assets
Paid-in capital	$848,325,013
Accumulated loss	(41,308,620)
Net Assets	$807,016,393
Class A Shares
Net Assets	$78,640,056
Shares Outstanding	6,829,268
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.52
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.91
Class C Shares
Net Assets	$6,814,753
Shares Outstanding	592,016
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.51
Class I Shares
Net Assets	$721,561,584
Shares Outstanding	62,578,924
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.53
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2026
Investment Income
Dividend income	$41,342
Interest income	16,142,549
Total investment income	$16,183,891
Expenses
Investment adviser and administration fee	$2,263,036
Distribution and service fees:
Class A	93,189
Class C	36,037
Trustees’ fees and expenses	21,955
Custodian fee	95,744
Transfer and dividend disbursing agent fees	114,376
Legal and accounting services	49,788
Printing and postage	1,804
Registration fees	34,220
Miscellaneous	85,524
Total expenses	$2,795,673
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$115,188
Total expense reductions	$115,188
Net expenses	$2,680,485
Net investment income	$13,503,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,193,729
Net realized gain	$4,193,729
Change in unrealized appreciation (depreciation):
Investments	$31,751,006
Net change in unrealized appreciation (depreciation)	$31,751,006
Net realized and unrealized gain	$35,944,735
Net increase in net assets from operations	$49,448,141
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,503,406	$24,746,135
Net realized gain	4,193,729	1,293,239
Net change in unrealized appreciation (depreciation)	31,751,006	(26,428,288)
Net increase (decrease) in net assets from operations	$49,448,141	$(388,914)
Distributions to shareholders:
Class A	$(1,216,617)	$(2,178,890)
Class C	(90,551)	(226,813)
Class I	(12,015,810)	(22,126,318)
Total distributions to shareholders	$(13,322,978)	$(24,532,021)
Transactions in shares of beneficial interest:
Class A	$4,190,017	$12,864,877
Class C	(761,196)	(3,417,252)
Class I	58,307,874	69,261,351
Net increase in net assets from Fund share transactions	$61,736,695	$78,708,976
Net increase in net assets	$97,861,858	$53,788,041
Net Assets
At beginning of period	$709,154,535	$655,366,494
At end of period	$807,016,393	$709,154,535
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Financial Highlights

	Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.97	$11.35	$11.13	$11.39	$12.87	$12.33
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.37	$0.38	$0.33	$0.21	$0.23
Net realized and unrealized gain (loss)	0.55	(0.38)	0.20	(0.26)	(1.28)	0.54
Total income (loss) from operations	$0.74	$(0.01)	$0.58	$0.07	$(1.07)	$0.77
Less Distributions
From net investment income	$(0.19)	$(0.37)	$(0.36)	$(0.33)	$(0.22)	$(0.23)
From net realized gain	—	—	—	—	(0.19)	—
Total distributions	$(0.19)	$(0.37)	$(0.36)	$(0.33)	$(0.41)	$(0.23)
Net asset value — End of period	$11.52	$10.97	$11.35	$11.13	$11.39	$12.87
Total Return(2)	6.66%(3)	(0.12)%	5.36%	0.65%	(8.47)%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,640	$70,905	$60,358	$61,217	$79,594	$127,729
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.95%(5)	0.97%	0.94%	0.98%	0.93%	0.92%
Interest and fee expense(6)	—	—	0.01%	0.01%	—	0.00%(7)
Total expenses	0.95%(5)	0.97%	0.95%	0.99%	0.93%	0.92%
Net expenses	0.92%(5)	0.92%	0.92%	0.99%	0.93%	0.92%
Net investment income	3.31%(5)	3.33%	3.38%	2.95%	1.77%	1.84%
Portfolio Turnover	53%(3)	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.96	$11.35	$11.13	$11.39	$12.87	$12.33
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.29	$0.24	$0.12	$0.14
Net realized and unrealized gain (loss)	0.54	(0.39)	0.21	(0.26)	(1.28)	0.54
Total income (loss) from operations	$0.69	$(0.10)	$0.50	$(0.02)	$(1.16)	$0.68
Less Distributions
From net investment income	$(0.14)	$(0.29)	$(0.28)	$(0.24)	$(0.13)	$(0.14)
From net realized gain	—	—	—	—	(0.19)	—
Total distributions	$(0.14)	$(0.29)	$(0.28)	$(0.24)	$(0.32)	$(0.14)
Net asset value — End of period	$11.51	$10.96	$11.35	$11.13	$11.39	$12.87
Total Return(2)	6.35%(3)	(0.95)%	4.57%	(0.11)%	(9.15)%	5.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,815	$7,228	$10,908	$15,391	$24,274	$36,398
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.70%(5)	1.72%	1.69%	1.73%	1.68%	1.67%
Interest and fee expense(6)	—	—	0.01%	0.01%	—	0.00%(7)
Total expenses	1.70%(5)	1.72%	1.70%	1.74%	1.68%	1.67%
Net expenses	1.67%(5)	1.67%	1.67%	1.74%	1.68%	1.67%
Net investment income	2.56%(5)	2.56%	2.63%	2.20%	1.03%	1.11%
Portfolio Turnover	53%(3)	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.98	$11.37	$11.15	$11.41	$12.89	$12.35
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.40	$0.40	$0.36	$0.24	$0.27
Net realized and unrealized gain (loss)	0.55	(0.39)	0.21	(0.26)	(1.28)	0.54
Total income (loss) from operations	$0.75	$0.01	$0.61	$0.10	$(1.04)	$0.81
Less Distributions
From net investment income	$(0.20)	$(0.40)	$(0.39)	$(0.36)	$(0.25)	$(0.27)
From net realized gain	—	—	—	—	(0.19)	—
Total distributions	$(0.20)	$(0.40)	$(0.39)	$(0.36)	$(0.44)	$(0.27)
Net asset value — End of period	$11.53	$10.98	$11.37	$11.15	$11.41	$12.89
Total Return(2)	6.88%(3)	0.14%	5.53%	0.90%	(8.22)%	6.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$721,562	$631,021	$584,101	$490,175	$645,430	$1,202,483
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.70%(5)	0.72%	0.69%	0.73%	0.67%	0.67%
Interest and fee expense(6)	—	—	0.01%	0.01%	—	0.00%(7)
Total expenses	0.70%(5)	0.72%	0.70%	0.74%	0.67%	0.67%
Net expenses	0.67%(5)	0.67%	0.67%	0.74%	0.67%	0.67%
Net investment income	3.56%(5)	3.58%	3.63%	3.19%	2.01%	2.10%
Portfolio Turnover	53%(3)	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
21

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding during the six months ended January 31, 2026.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2026.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that
22

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to January 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $54,983,404 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2025, $16,732,028 are short-term and $38,251,376 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$812,021,022
Gross unrealized appreciation	$16,673,695
Gross unrealized depreciation	(7,214,112)
Net unrealized appreciation	$9,459,583
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
23

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended January 31, 2026, the Fund's investment adviser and administration fee amounted to $2,263,036 or 0.59% (annualized) of the Fund’s average daily net assets.
EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $115,188 of the Fund’s operating expenses for the six months ended January 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2026, EVM earned $4,280 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,924 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended January 31, 2026 in the amount of $26,452. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2026 amounted to $93,189 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2026, the Fund paid or accrued to EVD $27,028 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2026 amounted to $9,009 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2026, the Fund was informed that EVD received less than $100 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $427,823,477 and $404,307,632, respectively, for the six months ended January 31, 2026.
24

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended January 31, 2026 (Unaudited)		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,091,952	$ 12,452,972	2,528,040	$ 28,386,140
Issued to shareholders electing to receive payments of distributions in Fund shares	101,341	1,152,504	180,866	2,035,706
Redemptions	(829,445)	(9,415,459)	(1,561,308)	(17,556,969)
Net increase	363,848	$ 4,190,017	1,147,598	$ 12,864,877
Class C
Sales	71,962	$ 820,475	100,381	$ 1,132,045
Issued to shareholders electing to receive payments of distributions in Fund shares	7,770	88,319	19,717	222,339
Redemptions	(147,075)	(1,669,990)	(422,082)	(4,771,636)
Net decrease	(67,343)	$ (761,196)	(301,984)	$ (3,417,252)
Class I
Sales	12,002,046	$136,330,458	26,549,955	$298,502,037
Issued to shareholders electing to receive payments of distributions in Fund shares	977,852	11,140,832	1,835,523	20,691,324
Redemptions	(7,864,900)	(89,163,416)	(22,315,980)	(249,932,010)
Net increase	5,114,998	$ 58,307,874	6,069,498	$ 69,261,351
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
25

Eaton Vance
Municipal Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,108,119	$ —	$ —	$ 2,108,119
Tax-Exempt Mortgage-Backed Securities	—	412,942	—	412,942
Tax-Exempt Municipal Obligations	—	718,024,700	—	718,024,700
Taxable Municipal Obligations	—	58,417,767	—	58,417,767
Short-Term Investments:
Money Market Fund	2,531,985	—	—	2,531,985
U.S. Treasury Obligations	—	39,985,092	—	39,985,092
Total Investments	$4,640,104	$816,840,501	$ —	$821,480,605
26

EMOAX-NCSR    1.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026